UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:   811-05628

Name of Registrant:   Vanguard Malvern Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end:    September 30th

Date of reporting period:   December 31, 2015

Item 1: Schedule of Investments

Vanguard U.S. Value Fund

Schedule of Investments
As of December 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (6.1%)
Target Corp.	158,500	11,509
General Motors Co.	326,100	11,091
Comcast Corp. Class A	133,189	7,516
Cooper Tire & Rubber Co.	167,000	6,321
* DISH Network Corp. Class A	108,300	6,192
Marriott International Inc. Class A	80,000	5,363
* Skechers U.S.A. Inc. Class A	136,800	4,133
Best Buy Co. Inc.	126,200	3,843
Darden Restaurants Inc.	60,100	3,825
Lowe's Cos. Inc.	47,300	3,597
Carnival Corp.	64,800	3,530
Home Depot Inc.	18,600	2,460
* Isle of Capri Casinos Inc.	166,600	2,321
News Corp. Class B	153,400	2,141
* MSG Networks Inc.	63,800	1,327
PVH Corp.	14,200	1,046
Hasbro Inc.	9,700	653
Cablevision Systems Corp. Class A	11,000	351
American Eagle Outfitters Inc.	21,700	336
* Carrols Restaurant Group Inc.	22,200	261
* Perry Ellis International Inc.	13,300	245
* Penn National Gaming Inc.	14,900	239
Movado Group Inc.	9,200	236
		78,536
Consumer Staples (6.9%)
Procter & Gamble Co.	243,169	19,310
Tyson Foods Inc. Class A	154,500	8,239
Bunge Ltd.	118,900	8,119
Dean Foods Co.	368,400	6,318
Kroger Co.	150,200	6,283
Altria Group Inc.	107,500	6,258
Costco Wholesale Corp.	38,700	6,250
CVS Health Corp.	55,950	5,470
Wal-Mart Stores Inc.	83,500	5,119
Ingles Markets Inc. Class A	80,900	3,566
* Herbalife Ltd.	66,000	3,539
Universal Corp.	51,300	2,877
Mondelez International Inc. Class A	49,268	2,209
* Omega Protein Corp.	82,600	1,834
Philip Morris International Inc.	13,100	1,152
Walgreens Boots Alliance Inc.	9,400	800
* SUPERVALU Inc.	85,400	579
Fresh Del Monte Produce Inc.	13,300	517
ConAgra Foods Inc.	11,300	476
		88,915
Energy (12.0%)
Exxon Mobil Corp.	500,700	39,030
Chevron Corp.	151,830	13,659

Schlumberger Ltd.	178,400	12,443
Phillips 66	139,500	11,411
Valero Energy Corp.	158,200	11,186
Marathon Petroleum Corp.	179,600	9,311
Tesoro Corp.	75,600	7,966
PBF Energy Inc. Class A	200,900	7,395
^ Nordic American Tankers Ltd.	419,300	6,516
Teekay Tankers Ltd. Class A	917,600	6,313
^ Noble Corp. plc	557,000	5,876
Alon USA Energy Inc.	370,100	5,492
Scorpio Tankers Inc.	514,500	4,126
^ Frontline Ltd.	1,281,400	3,831
Ensco plc Class A	144,400	2,222
^ Ship Finance International Ltd.	123,400	2,045
HollyFrontier Corp.	50,000	1,995
CVR Energy Inc.	37,600	1,480
* Cameron International Corp.	19,800	1,251
ConocoPhillips	19,790	924
^ Atwood Oceanics Inc.	70,500	721
* Par Pacific Holdings Inc.	12,900	304
		155,497
Financials (30.8%)
JPMorgan Chase & Co.	544,540	35,956
Wells Fargo & Co.	637,623	34,661
Bank of America Corp.	1,637,976	27,567
Citigroup Inc.	487,361	25,221
* Berkshire Hathaway Inc. Class B	165,200	21,813
US Bancorp	313,400	13,373
PNC Financial Services Group Inc.	128,800	12,276
Travelers Cos. Inc.	95,600	10,789
Prudential Financial Inc.	131,500	10,705
Bank of New York Mellon Corp.	226,700	9,345
Goldman Sachs Group Inc.	51,017	9,195
Discover Financial Services	163,500	8,767
Capital One Financial Corp.	110,300	7,962
Hartford Financial Services Group Inc.	182,100	7,914
Everest Re Group Ltd.	40,700	7,452
Assured Guaranty Ltd.	278,400	7,358
Voya Financial Inc.	192,500	7,105
* Walker & Dunlop Inc.	234,100	6,744
* MGIC Investment Corp.	723,700	6,390
* Synchrony Financial	210,000	6,386
AmTrust Financial Services Inc.	102,700	6,324
Heritage Insurance Holdings Inc.	285,200	6,223
Ameriprise Financial Inc.	58,300	6,204
* Santander Consumer USA Holdings Inc.	378,000	5,991
^ Universal Insurance Holdings Inc.	220,380	5,108
Digital Realty Trust Inc.	53,100	4,016
Apple Hospitality REIT Inc.	187,900	3,752
VEREIT Inc.	470,100	3,723
Hospitality Properties Trust	136,100	3,559
* INTL. FCStone Inc.	103,000	3,446
Communications Sales & Leasing Inc.	183,900	3,437
Welltower Inc.	49,800	3,388
Alexandria Real Estate Equities Inc.	35,000	3,163
Gramercy Property Trust	408,200	3,151
Summit Hotel Properties Inc.	261,900	3,130

	Kimco Realty Corp.	117,200	3,101
	CyrusOne Inc.	81,300	3,045
	SunTrust Banks Inc.	69,600	2,982
	GEO Group Inc.	103,100	2,981
	CubeSmart	94,700	2,900
	UDR Inc.	77,100	2,897
	Weingarten Realty Investors	83,100	2,874
	DuPont Fabros Technology Inc.	89,900	2,858
	American International Group Inc.	44,000	2,727
	AvalonBay Communities Inc.	14,100	2,596
	Ryman Hospitality Properties Inc.	50,100	2,587
	Mack-Cali Realty Corp.	102,400	2,391
	CBL & Associates Properties Inc.	164,300	2,032
	HCI Group Inc.	55,600	1,938
	General Growth Properties Inc.	66,200	1,801
	Maiden Holdings Ltd.	108,200	1,613
	Lexington Realty Trust	183,800	1,470
	Government Properties Income Trust	91,100	1,446
	Nasdaq Inc.	24,600	1,431
	Piedmont Office Realty Trust Inc. Class A	74,400	1,405
	First American Financial Corp.	32,400	1,163
*	Flagstar Bancorp Inc.	47,700	1,102
	EPR Properties	18,100	1,058
	Xenia Hotels & Resorts Inc.	63,800	978
	HCP Inc.	22,900	876
	Great Western Bancorp Inc.	29,500	856
*	Cowen Group Inc. Class A	218,500	837
*	Realogy Holdings Corp.	14,600	535
*,^ Impac Mortgage Holdings Inc.		29,000	522
	Corrections Corp. of America	13,400	355
	Equity Residential	3,300	269
	OM Asset Management plc	17,400	267
	RAIT Financial Trust	56,100	152
*	RMR Group Inc. Class A	3,242	47
			397,686
Health Care (12.0%)
	Johnson & Johnson	353,250	36,286
	Pfizer Inc.	597,025	19,272
	Aetna Inc.	86,900	9,396
	Merck & Co. Inc.	176,101	9,302
	Anthem Inc.	64,500	8,994
*	Express Scripts Holding Co.	86,700	7,578
	UnitedHealth Group Inc.	62,700	7,376
*	HCA Holdings Inc.	103,100	6,973
	Bristol-Myers Squibb Co.	101,300	6,968
	Eli Lilly & Co.	79,900	6,732
*	Quintiles Transnational Holdings Inc.	87,800	6,028
	Medtronic plc	75,400	5,800
	Abbott Laboratories	105,500	4,738
	AbbVie Inc.	52,100	3,086
	Cardinal Health Inc.	33,400	2,982
*	Amsurg Corp.	37,300	2,835
*	Charles River Laboratories International Inc.	29,700	2,388
	Amgen Inc.	14,500	2,354
*	INC Research Holdings Inc. Class A	29,500	1,431
*	ICU Medical Inc.	12,400	1,398
*	Allergan plc	3,700	1,156

*	Amedisys Inc.	23,300	916
*	Affymetrix Inc.	65,400	660
			154,649
Industrials (10.0%)
	General Electric Co.	1,069,540	33,316
	Northrop Grumman Corp.	53,100	10,026
	General Dynamics Corp.	69,400	9,533
	Owens Corning	155,400	7,308
*	Spirit AeroSystems Holdings Inc. Class A	131,200	6,569
*	JetBlue Airways Corp.	273,400	6,193
	Southwest Airlines Co.	140,100	6,033
	Comfort Systems USA Inc.	198,800	5,650
	PACCAR Inc.	118,600	5,622
	General Cable Corp.	363,600	4,883
	Emerson Electric Co.	92,800	4,439
	Alaska Air Group Inc.	50,900	4,098
	BWX Technologies Inc.	126,500	4,019
	Global Brass & Copper Holdings Inc.	159,800	3,404
	United Technologies Corp.	31,100	2,988
	Cintas Corp.	26,100	2,376
*	ACCO Brands Corp.	312,400	2,227
	Lockheed Martin Corp.	8,500	1,846
	GATX Corp.	33,800	1,438
	SkyWest Inc.	68,900	1,310
	Ennis Inc.	62,700	1,207
	Raytheon Co.	8,300	1,034
	Pitney Bowes Inc.	38,600	797
*	Virgin America Inc.	21,700	781
*	Aegion Corp. Class A	31,400	606
	Trinity Industries Inc.	16,400	394
	National Presto Industries Inc.	4,500	373
*	RPX Corp.	24,800	273
	Aircastle Ltd.	12,900	269
	FreightCar America Inc.	11,900	231
			129,243
Information Technology (10.8%)
	Intel Corp.	517,300	17,821
	Microsoft Corp.	292,600	16,233
	Cisco Systems Inc.	370,200	10,053
	Booz Allen Hamilton Holding Corp. Class A	233,000	7,188
	Jabil Circuit Inc.	296,700	6,910
	CDW Corp.	161,900	6,806
*	Electronic Arts Inc.	97,100	6,673
	International Business Machines Corp.	44,600	6,138
*	Tech Data Corp.	89,500	5,941
*	Sykes Enterprises Inc.	173,100	5,328
*,^ Fitbit Inc. Class A		173,400	5,131
	HP Inc.	397,000	4,700
*	Cirrus Logic Inc.	153,800	4,542
*	Sigma Designs Inc.	617,900	3,905
*	Aspen Technology Inc.	100,700	3,802
	SYNNEX Corp.	41,800	3,759
	Computer Sciences Corp.	108,200	3,536
	CSRA Inc.	117,300	3,519
*	NeoPhotonics Corp.	315,700	3,429
	Avnet Inc.	72,300	3,097

EarthLink Holdings Corp.			379,500	2,820
NVIDIA Corp.			82,100	2,706
QUALCOMM Inc.			33,300	1,665
* Multi-Fineline Electronix Inc.			63,500	1,313
* Sanmina Corp.			56,500	1,163
Leidos Holdings Inc.			18,500	1,041
* Extreme Networks Inc.			243,500	993
				140,212
Materials (2.8%)
Dow Chemical Co.			242,300	12,474
Avery Dennison Corp.			107,800	6,755
LyondellBasell Industries NV Class A			68,700	5,970
International Paper Co.			158,100	5,960
Domtar Corp.			57,900	2,140
Cabot Corp.			30,000	1,226
Bemis Co. Inc.			11,900	532
Schnitzer Steel Industries Inc.			35,300	507
* Kraton Performance Polymers Inc.			19,100	317
				35,881
Telecommunication Services (2.2%)
AT&T Inc.			452,710	15,578
Verizon Communications Inc.			169,800	7,848
CenturyLink Inc.			126,800	3,190
* Cincinnati Bell Inc.			466,400	1,679
				28,295
Utilities (5.8%)
Exelon Corp.			347,400	9,647
American Electric Power Co. Inc.			164,500	9,586
PPL Corp.			271,600	9,270
Public Service Enterprise Group Inc.			233,300	9,026
FirstEnergy Corp.			269,700	8,558
WGL Holdings Inc.			120,500	7,590
DTE Energy Co.			84,400	6,768
UGI Corp.			188,900	6,377
Edison International			84,500	5,003
CMS Energy Corp.			38,800	1,400
Ormat Technologies Inc.			20,700	755
American States Water Co.			14,000	587
NextEra Energy Inc.			5,000	520
Chesapeake Utilities Corp.			6,800	386
				75,473
Total Common Stocks (Cost $1,156,409)				1,284,387
				Market
				Value
	Coupon			($000)
Temporary Cash Investments (1.5%)[1]
Money Market Fund (1.4%)
[2,3] Vanguard Market Liquidity Fund	0.363%		18,572,849	18,573

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.200%	2/19/16	500	499
Total Temporary Cash Investments (Cost $19,073)				19,072

Total Investments (100.9%) (Cost $1,175,482)	1,303,459
Other Assets and Liabilities-Net (-0.9%)[2]	(11,217)
Net Assets (100%)	1,292,242

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,588,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.0%, respectively, of net assets.
2 Includes $11,166,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,284,387	—	—
Temporary Cash Investments	18,573	499	—
Futures Contracts—Assets[1]	1	—	—
Futures Contracts—Liabilities[1]	(65)	—	—
Total	1,302,896	499	—
1 Represents variation margin on the last day of the reporting period.

U.S. Value Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At December 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2016	66	6,717	53

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2015, the cost of investment securities for tax purposes was $1,175,516,000. Net unrealized appreciation of investment securities for tax purposes was $127,943,000, consisting of unrealized gains of $177,286,000 on securities that had risen in value since their purchase and $49,343,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Value Fund

Schedule of Investments
As of December 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)
Consumer Discretionary (10.9%)
* Amazon.com Inc.	27,887	18,849
Las Vegas Sands Corp.	350,344	15,359
* Kate Spade & Co.	399,105	7,092
Quebecor Inc. Class B	275,000	6,733
Ralph Lauren Corp. Class A	53,000	5,908
* Global Brands Group Holding Ltd.	26,480,000	5,015
* DISH Network Corp. Class A	85,140	4,868
* Deckers Outdoor Corp.	98,740	4,661
* Fiat Chrysler Automobiles NV	328,738	4,566
Sky plc	272,018	4,459
* TripAdvisor Inc.	49,927	4,256
Electrolux AB Class B	150,049	3,620
* LifeLock Inc.	246,286	3,534
* Vera Bradley Inc.	221,700	3,494
Sands China Ltd.	896,000	3,038
Wynn Resorts Ltd.	39,606	2,740
Melco Crown Entertainment Ltd. ADR	148,600	2,496
* Party City Holdco Inc.	187,926	2,426
Signet Jewelers Ltd.	19,003	2,351
Williams-Sonoma Inc.	38,735	2,263
Tribune Media Co. Class A	65,462	2,213
Nordstrom Inc.	43,458	2,165
DSW Inc. Class A	86,049	2,053
HSN Inc.	18,607	943
		115,102
Consumer Staples (1.1%)
British American Tobacco plc	145,313	8,070
Avon Products Inc.	849,496	3,440
		11,510
Energy (12.2%)
Pioneer Natural Resources Co.	196,622	24,652
* Cobalt International Energy Inc.	2,700,088	14,580
* Southwestern Energy Co.	1,590,634	11,309
Halliburton Co.	255,995	8,714
Canadian Natural Resources Ltd.	361,939	7,901
Anadarko Petroleum Corp.	128,900	6,262
* Diamondback Energy Inc.	86,637	5,796
* Rice Energy Inc.	524,620	5,718
Helmerich & Payne Inc.	91,233	4,886
Marathon Oil Corp.	369,500	4,652
* Continental Resources Inc.	175,440	4,032
Golar LNG Ltd.	254,913	4,025
National Oilwell Varco Inc.	109,023	3,651
HollyFrontier Corp.	89,177	3,557
* Karoon Gas Australia Ltd.	2,669,921	3,412
QEP Resources Inc.	247,100	3,311
* McDermott International Inc.	955,180	3,200
* Newfield Exploration Co.	92,194	3,002

	Cabot Oil & Gas Corp.	138,357	2,448
*,^ Trican Well Service Ltd.		3,665,782	1,696
*,^ Laredo Petroleum Inc.		127,381	1,018
			127,822
Financials (22.9%)
	Citigroup Inc.	471,568	24,404
	MetLife Inc.	502,382	24,220
	American International Group Inc.	315,085	19,526
	JPMorgan Chase & Co.	276,904	18,284
	Bank of America Corp.	1,083,869	18,241
	PNC Financial Services Group Inc.	159,214	15,175
	Principal Financial Group Inc.	294,737	13,257
	American Tower Corporation	113,319	10,986
	Raymond James Financial Inc.	172,890	10,022
	Torchmark Corp.	146,255	8,360
	M&T Bank Corp.	68,216	8,266
*	OneMain Holdings Inc. Class A	181,002	7,519
*	Markit Ltd.	246,469	7,436
	Unum Group	204,849	6,819
	Columbia Property Trust Inc.	277,044	6,505
	Arthur J Gallagher & Co.	157,100	6,432
*	LendingClub Corp.	485,060	5,360
*	Santander Consumer USA Holdings Inc.	332,534	5,271
	AvalonBay Communities Inc.	24,231	4,462
	Weyerhaeuser Co.	132,600	3,975
	ACE Ltd.	30,371	3,549
	SL Green Realty Corp.	29,860	3,373
	Boston Properties Inc.	24,100	3,074
	Host Hotels & Resorts Inc.	194,700	2,987
	Equity LifeStyle Properties Inc.	43,210	2,881
*	Synchrony Financial	11,281	343
			240,727
Health Care (16.7%)
	Merck & Co. Inc.	648,954	34,278
*,^ TherapeuticsMD Inc.		3,127,483	32,432
*	Allergan plc	65,113	20,348
*	Mylan NV	312,461	16,895
	Bristol-Myers Squibb Co.	194,710	13,394
*	Portola Pharmaceuticals Inc.	248,610	12,791
	Eisai Co. Ltd.	146,535	9,693
*	Envision Healthcare Holdings Inc.	340,192	8,835
*	Biogen Inc.	23,950	7,337
	AstraZeneca plc ADR	161,100	5,469
	Perrigo Co. plc	35,397	5,122
*	Alder Biopharmaceuticals Inc.	152,346	5,032
*	TESARO Inc.	72,500	3,793
			175,419
Industrials (8.2%)
*,^ XPO Logistics Inc.		574,746	15,662
	Eaton Corp. plc	157,988	8,222
*	Builders FirstSource Inc.	650,106	7,203
	CSX Corp.	244,600	6,347
*	Genesee & Wyoming Inc. Class A	117,337	6,300
	Macquarie Infrastructure Corp.	79,379	5,763
*	Clean Harbors Inc.	133,072	5,542
*	Swift Transportation Co.	359,994	4,975

	United Parcel Service Inc. Class B	51,000	4,908
*	Generac Holdings Inc.	143,426	4,270
	Sanwa Holdings Corp.	514,700	4,071
	Norfolk Southern Corp.	40,300	3,409
^	Sulzer AG	35,035	3,293
*	WESCO International Inc.	71,372	3,117
*	KLX Inc.	57,842	1,781
*	Scorpio Bulkers Inc.	114,939	1,137
			86,000
Information Technology (15.7%)
*,^ SunPower Corp. Class A		672,911	20,194
	Cisco Systems Inc.	693,454	18,831
*	Alphabet Inc.	17,579	13,340
	Sumco Corp.	1,459,160	11,009
*	ARRIS Group Inc.	324,338	9,915
*,^ Quotient Technology Inc.		1,442,344	9,837
*	Alphabet Inc. Class A	11,474	8,927
*	Synaptics Inc.	93,700	7,528
*,^ Gogo Inc.		409,366	7,287
*,^ Zillow Group Inc.		305,979	7,184
	Cypress Semiconductor Corp.	597,013	5,857
	Western Digital Corp.	97,100	5,831
	Samsung Electronics Co. Ltd.	5,289	5,641
*	Envestnet Inc.	185,835	5,547
*,^ SunEdison Inc.		1,037,816	5,282
*	Paysafe Group plc	875,055	4,762
*	Micron Technology Inc.	245,381	3,475
	GCL-Poly Energy Holdings Ltd.	23,092,790	3,433
*	SunEdison Semiconductor Ltd.	428,491	3,359
	Silicon Motion Technology Corp. ADR	92,431	2,899
*,^ Stratasys Ltd.		102,132	2,398
*	Alibaba Group Holding Ltd. ADR	27,753	2,255
*,^ Shutterstock Inc.		15,162	490
			165,281
Materials (6.6%)
	Reliance Steel & Aluminum Co.	242,887	14,065
	Norbord Inc.	634,895	12,366
	Methanex Corp.	254,400	8,398
*	Louisiana-Pacific Corp.	419,331	7,552
	Celanese Corp. Class A	109,079	7,344
	Cabot Corp.	103,496	4,231
	Bemis Co. Inc.	84,400	3,772
	Huntsman Corp.	326,800	3,716
	Nucor Corp.	75,700	3,051
*	Constellium NV Class A	314,509	2,422
	Wacker Chemie AG	20,460	1,710
	Chemours Co.	202,000	1,083
			69,710
Other (0.2%)
*,1 Allstar Co-Invest LLC Private Placement		NA	1,565
*	GCL-Poly Energy Holdings Ltd. Rights Expire 1/20/16	4,669,158	24
			1,589
Telecommunication Services (1.6%)
	Verizon Communications Inc.	210,053	9,709
	SoftBank Group Corp.	76,955	3,884

* T-Mobile US Inc.			89,600	3,505
				17,098
Utilities (3.4%)
PG&E Corp.			251,062	13,354
Exelon Corp.			447,140	12,417
OGE Energy Corp.			199,200	5,237
Pattern Energy Group Inc. Class A			132,677	2,774
Edison International			34,600	2,049
				35,831
Total Common Stocks (Cost $1,106,277)				1,046,089
Preferred Stocks (0.6%)
*,2 Lithium Technologies Inc. Pfd. (Cost $5,828)			1,195,700	6,684
	Coupon
Temporary Cash Investments (2.7%)
Money Market Fund (2.6%)
[3,4] Vanguard Market Liquidity Fund	0.363%		27,630,250	27,630

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
United States Treasury Bill	0.110%-0.125%	2/18/16	635	635
Total Temporary Cash Investments (Cost $28,265)				28,265
Total Investments (102.8%) (Cost $1,140,370)				1,081,038
Other Assets and Liabilities-Net (-2.8%)[4]				(29,011)
Net Assets (100%)				1,052,027

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $25,449,000.
1 Restricted security represents 0.2% of net assets. Shares not applicable for this private placement.
2 Restricted security represents 0.6% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $27,630,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as

Capital Value Fund

furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	964,824	79,700	1,565
Preferred Stocks	—	—	6,684
Temporary Cash Investments	27,630	635	—
Forward Currency Contracts—Assets	—	265	—
Total	992,454	80,600	8,249

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with

Capital Value Fund

each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At December 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
Citibank, N.A.	3/16/16	USD	9,102 GBP	5,994	265
GBP—British pound.
USD—U.S. dollar.

E. At December 31, 2015, the cost of investment securities for tax purposes was $1,140,370,000. Net unrealized depreciation of investment securities for tax purposes was $59,332,000, consisting of unrealized gains of $124,214,000 on securities that had risen in value since their purchase and $183,546,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Vanguard Institutional Intermediate-Term Bond Fund

Schedule of Investments
As of December 31, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (59.3%)
U.S. Government Securities (28.2%)
	United States Treasury Inflation Indexed
	Bonds	0.375%	7/15/25	109,682	106,446
	United States Treasury Note/Bond	0.375%	3/15/16	12,500	12,504
	United States Treasury Note/Bond	2.000%	4/30/16	4,942	4,967
	United States Treasury Note/Bond	7.250%	5/15/16	25,325	25,938
	United States Treasury Note/Bond	0.625%	7/15/16	6,500	6,501
	United States Treasury Note/Bond	0.625%	8/15/16	78,200	78,188
	United States Treasury Note/Bond	0.500%	9/30/16	25	25
	United States Treasury Note/Bond	0.500%	11/30/16	1,000	998
	United States Treasury Note/Bond	0.875%	11/30/16	2,405	2,407
1,2	United States Treasury Note/Bond	0.750%	1/15/17	209,918	209,754
	United States Treasury Note/Bond	0.500%	3/31/17	51,900	51,673
	United States Treasury Note/Bond	1.000%	3/31/17	8,838	8,853
	United States Treasury Note/Bond	0.875%	4/15/17	44,926	44,919
3	United States Treasury Note/Bond	8.750%	5/15/17	21,707	24,003
	United States Treasury Note/Bond	0.625%	6/30/17	6,350	6,318
	United States Treasury Note/Bond	0.875%	8/15/17	15,150	15,117
	United States Treasury Note/Bond	0.625%	8/31/17	59,800	59,417
	United States Treasury Note/Bond	1.875%	8/31/17	28,655	29,054
4	United States Treasury Note/Bond	0.625%	9/30/17	81,550	80,989
	United States Treasury Note/Bond	0.875%	10/15/17	1,560	1,555
	United States Treasury Note/Bond	0.625%	11/30/17	54,700	54,256
	United States Treasury Note/Bond	2.250%	11/30/17	650	664
	United States Treasury Note/Bond	1.000%	12/15/17	42,750	42,697
	United States Treasury Note/Bond	0.750%	12/31/17	52,300	51,957
	United States Treasury Note/Bond	1.000%	12/31/17	49,100	49,046
	United States Treasury Note/Bond	1.000%	2/15/18	750	748
	United States Treasury Note/Bond	1.000%	5/31/18	1,000	995
	United States Treasury Note/Bond	1.125%	6/15/18	3,000	2,994
	United States Treasury Note/Bond	1.000%	8/15/18	1,500	1,491
	United States Treasury Note/Bond	1.000%	9/15/18	1,000	993
	United States Treasury Note/Bond	1.250%	12/15/18	79,900	79,738
	United States Treasury Note/Bond	2.750%	2/15/19	58,206	60,652
	United States Treasury Note/Bond	1.375%	2/28/19	32,131	32,111
	United States Treasury Note/Bond	1.625%	4/30/19	16,173	16,269
	United States Treasury Note/Bond	3.125%	5/15/19	118,795	125,348
	United States Treasury Note/Bond	1.125%	5/31/19	64,083	63,362
	United States Treasury Note/Bond	0.875%	7/31/19	13,100	12,805
	United States Treasury Note/Bond	3.625%	8/15/19	706	758
	United States Treasury Note/Bond	1.000%	8/31/19	39,984	39,197
4	United States Treasury Note/Bond	1.750%	9/30/19	173,000	174,190
	United States Treasury Note/Bond	3.375%	11/15/19	15,086	16,109
	United States Treasury Note/Bond	1.625%	12/31/19	31,600	31,600
	United States Treasury Note/Bond	1.250%	1/31/20	35,900	35,350
	United States Treasury Note/Bond	3.625%	2/15/20	72,356	78,054
	United States Treasury Note/Bond	1.375%	3/31/20	10,950	10,817
	United States Treasury Note/Bond	1.375%	4/30/20	50	49
	United States Treasury Note/Bond	1.625%	6/30/20	126,300	125,787
	United States Treasury Note/Bond	1.375%	9/30/20	51,400	50,516

	United States Treasury Note/Bond	1.375%	10/31/20	19,350	19,011
	United States Treasury Note/Bond	1.750%	10/31/20	41,300	41,236
	United States Treasury Note/Bond	2.000%	11/30/20	4,300	4,344
	United States Treasury Note/Bond	1.750%	12/31/20	36,550	36,527
	United States Treasury Note/Bond	2.125%	1/31/21	3,594	3,647
	United States Treasury Note/Bond	1.750%	5/15/22	10,333	10,162
	United States Treasury Note/Bond	2.125%	6/30/22	82,300	82,698
	United States Treasury Note/Bond	1.750%	9/30/22	51,500	50,462
	United States Treasury Note/Bond	1.625%	11/15/22	15,050	14,617
	United States Treasury Note/Bond	1.750%	5/15/23	11,300	11,005
	United States Treasury Note/Bond	2.500%	5/15/24	11,500	11,746
	United States Treasury Note/Bond	2.375%	8/15/24	43,550	43,986
					2,257,620
Agency Bonds and Notes (4.0%)
14	AID-Jordan	2.578%	6/30/22	24,000	24,297
14	AID-Tunisia	2.452%	7/24/21	8,433	8,494
14	AID-Ukraine	1.847%	5/29/20	26,000	25,890
5	Federal Home Loan Banks	0.375%	6/10/16	36,000	35,972
5	Federal Home Loan Banks	2.000%	9/9/16	7,670	7,736
5	Federal Home Loan Banks	0.625%	11/23/16	19,250	19,219
5	Federal Home Loan Banks	0.750%	8/28/17	36,700	36,505
6	Federal Home Loan Mortgage Corp.	1.000%	3/8/17	4,450	4,456
6,7	Federal Home Loan Mortgage Corp.	0.875%	6/16/17	50,000	49,877
6	Federal Home Loan Mortgage Corp.	0.750%	1/12/18	48,650	48,247
6	Federal National Mortgage Assn.	1.125%	10/19/18	16,200	16,100
6	Federal National Mortgage Assn.	1.125%	12/14/18	29,350	29,117
6	Federal National Mortgage Assn.	1.750%	6/20/19	3,500	3,526
6	Federal National Mortgage Assn.	1.500%	11/30/20	7,900	7,766
					317,202
Conventional Mortgage-Backed Securities (27.1%)
6,7	Fannie Mae Pool	2.000%	5/1/28–8/1/28	5,982	5,885
6,7,8 Fannie Mae Pool		2.500%	1/1/28–2/1/43	128,754	129,707
6,7	Fannie Mae Pool	3.000%	5/1/27–1/1/46	114,384	116,605
6,7,8 Fannie Mae Pool		3.500%	8/1/20–1/1/46	296,903	307,123
6,7	Fannie Mae Pool	4.000%	7/1/18–8/1/45	163,237	173,344
6,7,8 Fannie Mae Pool		4.500%	10/1/17–1/1/46	78,121	84,249
6,7	Fannie Mae Pool	5.000%	4/1/16–11/1/44	56,319	62,010
6,7	Fannie Mae Pool	5.500%	1/1/17–6/1/40	41,220	45,850
6,7	Fannie Mae Pool	6.000%	12/1/16–11/1/39	21,832	24,670
6,7	Fannie Mae Pool	6.500%	5/1/16–8/1/39	12,531	14,396
6,7	Fannie Mae Pool	7.000%	5/1/16–9/1/38	5,502	6,319
6,7	Fannie Mae Pool	7.500%	8/1/30–6/1/32	512	575
6,7	Fannie Mae Pool	8.000%	7/1/30–1/1/31	24	27
6,7	Fannie Mae Pool	8.500%	12/1/30	12	14
6,7	Freddie Mac Gold Pool	2.000%	9/1/28–6/1/30	7,160	7,016
6,7,8 Freddie Mac Gold Pool		2.500%	9/1/27–4/1/43	37,646	37,940
6,7	Freddie Mac Gold Pool	3.000%	8/1/26–1/1/46	79,282	80,187
6,7	Freddie Mac Gold Pool	3.500%	8/1/20–8/1/45	228,848	236,777
6,7	Freddie Mac Gold Pool	4.000%	5/1/18–9/1/45	84,446	89,388
6,7,8 Freddie Mac Gold Pool		4.500%	10/1/18–1/1/46	48,402	52,165
6,7	Freddie Mac Gold Pool	5.000%	12/1/17–4/1/41	23,415	25,355
6,7	Freddie Mac Gold Pool	5.500%	1/1/16–1/1/46	16,405	18,327
6,7	Freddie Mac Gold Pool	6.000%	7/1/20–5/1/40	31,833	36,050
6,7	Freddie Mac Gold Pool	6.500%	1/1/16–9/1/38	7,248	8,343
6,7	Freddie Mac Gold Pool	7.000%	1/1/16–6/1/38	3,547	4,061
6,7	Freddie Mac Gold Pool	7.500%	3/1/30–5/1/32	380	443

6,7	Freddie Mac Gold Pool	8.000%	4/1/30–1/1/31	37	42
7	Ginnie Mae I Pool	2.500%	1/15/43–6/15/43	1,285	1,252
7	Ginnie Mae I Pool	3.000%	9/15/42–8/15/45	21,541	21,873
7	Ginnie Mae I Pool	3.500%	1/15/42–7/15/45	19,459	20,293
7	Ginnie Mae I Pool	4.000%	3/15/39–3/15/45	22,259	23,650
7,8	Ginnie Mae I Pool	4.500%	2/15/39–1/1/46	35,991	39,152
7	Ginnie Mae I Pool	5.000%	2/15/33–1/1/46	14,669	16,382
7	Ginnie Mae I Pool	5.500%	3/15/31–7/15/40	12,261	13,844
7	Ginnie Mae I Pool	6.000%	2/15/17–3/15/40	6,419	7,240
7	Ginnie Mae I Pool	6.500%	12/15/27–6/15/38	5,555	6,378
7	Ginnie Mae I Pool	7.000%	8/15/24–11/15/31	330	365
7	Ginnie Mae I Pool	7.500%	4/15/17–3/15/32	54	61
7	Ginnie Mae I Pool	8.000%	4/15/30–10/15/30	61	70
7	Ginnie Mae I Pool	8.500%	7/15/30	22	24
7	Ginnie Mae I Pool	9.000%	1/15/20–7/15/21	5	5
7	Ginnie Mae II Pool	2.500%	3/20/43–4/20/43	4,281	4,171
7	Ginnie Mae II Pool	3.000%	6/20/43–1/1/46	72,685	73,742
7	Ginnie Mae II Pool	3.500%	8/20/42–1/1/46	170,425	177,982
7	Ginnie Mae II Pool	4.000%	2/20/34–11/20/45	102,485	109,191
7	Ginnie Mae II Pool	4.500%	3/20/33–3/20/45	42,897	46,240
7	Ginnie Mae II Pool	5.000%	5/20/39–1/1/46	25,012	27,456
7	Ginnie Mae II Pool	5.500%	4/20/37–3/20/41	6,018	6,701
7	Ginnie Mae II Pool	6.000%	5/20/36–10/20/41	9,283	10,463
7	Ginnie Mae II Pool	6.500%	3/20/38–7/20/39	105	120
					2,173,523
Nonconventional Mortgage-Backed Securities (0.0%)
6,7,9 Fannie Mae Pool		2.319%	12/1/32	10	11
6,7,9 Fannie Mae Pool		2.460%	5/1/33	97	103
6,7,9 Fannie Mae Pool		2.465%	9/1/32	1	1
6,7,9 Fannie Mae Pool		2.535%	8/1/33	122	127
6,7,9 Fannie Mae Pool		2.550%	7/1/33	190	195
6,7,9 Fannie Mae Pool		2.610%	5/1/33	23	25
6,7,9 Freddie Mac Non Gold Pool		2.500%	8/1/37	114	123
6,7,9 Freddie Mac Non Gold Pool		2.551%	1/1/33	13	14
6,7,9 Freddie Mac Non Gold Pool		2.586%	2/1/33	51	53
6,7,9 Freddie Mac Non Gold Pool		2.825%	10/1/32	30	32
					684
Total U.S. Government and Agency Obligations (Cost $4,735,337)					4,749,029
Asset-Backed/Commercial Mortgage-Backed Securities (11.9%)
7	Ally Auto Receivables Trust 2014-SN1	0.950%	6/20/18	3,140	3,134
7	Ally Auto Receivables Trust 2014-SN2	1.210%	2/20/19	5,000	4,977
7	Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	1,400	1,392
7	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	1,600	1,589
7	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	2,920	2,905
7	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	2,360	2,347
7,9	Ally Master Owner Trust Series 2014-1	0.800%	1/15/19	2,781	2,776
7	Ally Master Owner Trust Series 2014-1	1.290%	1/15/19	3,230	3,226
7	Ally Master Owner Trust Series 2014-3	1.330%	3/15/19	5,383	5,365
7	Ally Master Owner Trust Series 2014-5	1.600%	10/15/19	8,920	8,877
7	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	19,270	19,065
7,9	American Express Credit Account Secured
	Note Trust 2012-4	0.570%	5/15/20	12,542	12,508
7,9	American Express Credit Account Secured
	Note Trust 2013-3	0.701%	12/15/21	12,202	12,153
7,9	American Express Issuance Trust II 2013-1	0.610%	2/15/19	10,750	10,707
7,9	American Express Issuance Trust II 2013-2	0.761%	8/15/19	3,317	3,314

7,10	Americold 2010 LLC Trust Series 2010-ART	4.954%	1/14/29	5,132	5,650
7,9,10Arran Residential Mortgages Funding 2011-1
	plc	1.817%	11/19/47	448	449
10	Australia & New Zealand Banking Group Ltd.	2.400%	11/23/16	5,077	5,124
7,10	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	400	417
7,9	BA Credit Card Trust 2014-A1	0.710%	6/15/21	15,428	15,396
7	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	715	733
7,9,10Bank of America Student Loan Trust 2010-1A		1.120%	2/25/43	6,715	6,626
	Bank of Nova Scotia	1.850%	4/14/20	4,365	4,290
7	Barclays Dryrock Issuance Trust 2014-3	2.410%	7/15/22	9,200	9,231
7	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.533%	9/11/41	1,924	1,955
7	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.722%	6/11/40	10,213	10,530
7,9,10BMW Floorplan Master Owner Trust 2015-1A		0.830%	7/15/20	6,185	6,140
7	BMW Vehicle Owner Trust 2015-2	1.550%	2/20/19	3,160	3,136
7,9	Brazos Higher Education Authority Inc. Series
	2005-3	0.803%	6/25/26	3,410	3,279
7,9	Brazos Higher Education Authority Inc. Series
	2011-1	1.182%	2/25/30	2,490	2,474
7	Cabela's Credit Card Master Note Trust 2015-
	1A	2.260%	3/15/23	1,430	1,423
7,9	Cabela's Credit Card Master Note Trust 2015-
	2A	1.001%	7/17/23	3,225	3,216
10	Canadian Imperial Bank of Commerce	2.250%	7/21/20	3,120	3,117
7,9	Capital One Multi-Asset Execution Trust 2014-
	A3	0.710%	1/18/22	11,094	11,055
7	Capital One Multi-Asset Execution Trust 2015-
	A2	2.080%	3/15/23	6,480	6,426
7	Capital One Multi-asset Execution Trust 2015-
	A4	2.750%	5/15/25	7,765	7,834
7	Capital One Multi-asset Execution Trust 2015-
	A8	2.050%	8/15/23	11,390	11,237
7	Carmax Auto Owner Trust 2014-4	1.810%	7/15/20	2,100	2,089
7	Carmax Auto Owner Trust 2015-1	1.830%	7/15/20	1,860	1,847
7	Carmax Auto Owner Trust 2015-2	1.800%	3/15/21	1,690	1,673
7	Carmax Auto Owner Trust 2015-3	1.980%	2/16/21	1,265	1,257
7	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	5,853	5,885
7,10	CFCRE Commercial Mortgage Trust 2011-C2	5.574%	12/15/47	2,054	2,367
7	Chase Issuance Trust 2014-A2	2.770%	3/15/23	2,333	2,373
7,10	Chrysler Capital Auto Receivables Trust 2013-
	AA	1.340%	12/17/18	2,586	2,582
7,10	Chrysler Capital Auto Receivables Trust 2015-
	BA	2.260%	10/15/20	2,790	2,781
7,10	Cit Equipment Collateral 2013-VT1	1.130%	7/20/20	2,062	2,060
7,9	Citibank Credit Card Issuance Trust 2008-A7	1.777%	5/20/20	3,898	3,988
7,9	Citibank Credit Card Issuance Trust 2013-A2	0.698%	5/26/20	14,014	13,970
7,9	Citibank Credit Card Issuance Trust 2013-A2	0.723%	9/10/20	10,049	10,039
7	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	4,486	4,582
7	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	12,870	12,933
7	Citigroup Commercial Mortgage Trust 2006-
	C5	5.431%	10/15/49	2,458	2,500
7	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	1,280	1,286

7,10	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	400	415
7	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	1,309	1,307
7	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	333	352
7	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	3,380	3,548
7	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.477%	5/10/47	65	67
7	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	800	820
7	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	2,308	2,397
7	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	940	960
7	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	130	132
7	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	480	479
7	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	3,280	3,337
7	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	2,670	2,734
7	CNH Equipment Trust 2041-A	1.500%	5/15/20	3,409	3,382
7	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	5,253	5,432
7	COMM 15-CR22 Mortgage Trust	3.309%	3/10/48	430	427
7	COMM 2006-C8 Mortgage Trust	5.292%	12/10/46	1,616	1,656
7	COMM 2006-C8 Mortgage Trust	5.306%	12/10/46	8,035	8,185
7	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	595	601
7	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	893	932
7	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	1,221	1,212
7	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	518	511
7	COMM 2012-CR3 Mortgage Trust	2.822%	10/15/45	1,531	1,515
7	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	1,835	1,952
7	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	842	902
7	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	655	684
7	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,845	1,953
7	COMM 2013-CCRE9 Mortgage Trust	4.233%	7/10/45	3,603	3,878
7,10	COMM 2013-CCRE9 Mortgage Trust	4.257%	7/10/45	2,083	2,219
7	COMM 2013-CR13 Mortgage Trust	4.194%	11/10/23	1,724	1,838
7,10	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	546	575
7	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	150	160
7	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	834	830
7,10	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	500	495
7	COMM 2014-CCRE14 Mortgage Trust	3.743%	2/10/47	470	493
7	COMM 2014-CR14 Mortgage Trust	4.236%	2/10/47	593	634
7	COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	1,172	1,227
7	COMM 2014-CR17 Mortgage Trust	4.174%	5/10/47	295	311
7	COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	100	104
7	COMM 2014-CR18 Mortgage Trust	3.828%	7/15/47	3,205	3,326
7	COMM 2014-CR20 Mortgage Trust	3.590%	11/10/47	3,120	3,168
7	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,375	1,430
7	COMM 2014-LC19 Mortgage Trust	3.040%	2/10/48	25	25
7	COMM 2015-CR24 Mortgage Trust	3.445%	8/10/55	310	320
7	COMM 2015-CR24 Mortgage Trust	3.696%	8/10/55	2,450	2,501

7	COMM 2015-CR25 Mortgage Trust	3.759%	8/10/48	850	870
7	COMM 2015-CR26 Mortgage Trust	3.630%	10/10/48	6,500	6,572
7	COMM 2015-CR27 Mortgage Trust	3.612%	10/10/48	4,260	4,306
10	Commonwealth Bank of Australia	2.000%	6/18/19	2,602	2,592
10	Commonwealth Bank of Australia	2.125%	7/22/20	2,720	2,684
7	CSAIL Commercial Mortgage Trust 2015-C3	3.718%	8/15/48	1,345	1,373
7	CSAIL Commercial Mortgage Trust 2015-C4	3.808%	11/15/48	145	148
7	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	13,138	12,983
7,9	Discover Card Execution Note Trust 2013-A1	0.631%	8/17/20	3,294	3,286
7,9	Discover Card Execution Note Trust 2013-A6	0.781%	4/15/21	5,095	5,090
7	Discover Card Execution Note Trust 2014-A4	2.120%	12/15/21	6,500	6,512
7	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	9,500	9,415
10	DNB Boligkreditt AS	1.450%	3/21/18	1,198	1,190
7,10	Enterprise Fleet Financing LLC Series 2012-2	0.930%	4/20/18	457	457
7,10	Enterprise Fleet Financing LLC Series 2013-2	1.510%	3/20/19	799	797
7,10	Enterprise Fleet Financing LLC Series 2015-2	2.090%	2/22/21	3,300	3,252
7	Fifth Third Auto 2013-1	1.300%	2/18/20	8,361	8,354
7,9	First National Master Note Trust 2013-2	0.861%	10/15/19	4,108	4,104
7,9	First National Master Note Trust 2015-1	1.100%	9/15/20	2,790	2,794
7	Ford Credit Auto Lease Trust 2015-A	1.310%	8/15/18	1,450	1,439
7	Ford Credit Auto Lease Trust 2015-B	1.540%	2/15/19	2,285	2,267
7,10	Ford Credit Auto Owner Trust 2014-1	2.260%	11/15/25	3,159	3,161
7,10	Ford Credit Auto Owner Trust 2015-2	2.440%	1/15/27	9,700	9,664
7	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	4,455	4,429
7,9	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	0.830%	2/15/21	6,191	6,172
7	Ford Credit Floorplan Master Owner Trust A
	Series 2015-2	1.980%	1/15/22	8,705	8,604
7	Ford Credit Floorplan Master Owner Trust A
	Series 2015-5	2.390%	8/15/22	9,340	9,330
7	GE Capital Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	2,986	2,996
7,9	GE Capital Credit Card Master Note Trust
	Series 2012-3	0.781%	3/15/20	23,000	22,947
7	GE Capital Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	8,481	8,429
7,9	GE Dealer Floorplan Master Note Trust Series
	2012-2	1.152%	4/22/19	6,570	6,575
7,9	GE Dealer Floorplan Master Note Trust Series
	2014-1	0.782%	7/20/19	9,800	9,759
7,9	GE Dealer Floorplan Master Note Trust Series
	2014-2	0.852%	10/20/19	2,600	2,590
7,9	GE Dealer Floorplan Master Note Trust Series
	2015-2	1.052%	1/20/22	7,890	7,709
7,10	GM Financial Leasing Trust 2014-1A	1.300%	5/21/18	1,920	1,916
7	GM Financial Leasing Trust 2015-1	1.730%	6/20/19	950	944
7	GM Financial Leasing Trust 2015-3	1.690%	3/20/19	3,880	3,850
7	GM Financial Leasing Trust 2015-3	1.810%	11/20/19	400	396
7,10	Golden Credit Card Trust 2012-2A	1.770%	1/15/19	8,041	8,050
7,9,10Golden Credit Card Trust 2014-2A		0.781%	3/15/21	2,781	2,768
7,10	Great America Leasing Receivables 2013-1	1.160%	5/15/18	1,790	1,786
7,10	Great America Leasing Receivables 2014-1	1.470%	8/15/20	1,077	1,070
7	GS Mortgage Securities Trust 2006-GG8	5.560%	11/10/39	5,244	5,313
7,10	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	233	258
7	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	789	789
7	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	4,595	4,806
7	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	80	82

7	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	1,120	1,147
7	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	6,080	6,093
7	Harley-Davidson Motorcycle Trust 2013-1	0.870%	7/15/19	2,239	2,230
7	Harley-Davidson Motorcycle Trust 2014-1	1.550%	10/15/21	2,692	2,677
7,10	Hertz Vehicle Financing LLC 2015-3	2.670%	9/25/21	5,580	5,518
7,10	Hilton USA Trust 2013-HLT	2.662%	11/5/30	699	698
7	Honda Auto Receivables 2014-4 Owner Trust	1.460%	10/15/20	930	927
7	Honda Auto Receivables 2015-4 Owner Trust	1.440%	1/21/22	6,140	6,058
7,10	Hyundai Auto Lease Securitization Trust
	2014-A	1.010%	9/15/17	987	986
7	Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	2,910	2,894
9	Illinois Student Assistance Commission Series
	2010-1	1.370%	4/25/22	2,062	2,062
7,10	Irvine Core Office Trust 2013-IRV	3.173%	5/15/48	1,906	1,896
7	John Deere Owner Trust 2015-B	1.780%	6/15/22	480	478
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP6	5.471%	4/15/43	3,547	3,558
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP10	5.439%	1/15/49	3,093	3,181
7,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	2,819	3,065
7,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.323%	8/15/46	833	943
7,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	8,782	9,648
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	425	439
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	944	938
7,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	833	847
7,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	1,548	1,559
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	2,453	2,595
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	452	472
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	100	105
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	1,120	1,192
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	1,676	1,667
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	2,680	2,780
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.025%	7/15/45	1,309	1,375
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	358	375
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	270	288
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	179	187
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	3,606	3,884
7	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	2,232	2,368

7	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	402	429
7	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.428%	8/15/47	580	593
7	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	970	996
7	JPMBB Commercial Mortgage Securities
	Trust 2015-C32	3.598%	11/15/48	4,280	4,358
7	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.562%	12/15/48	155	158
7	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.770%	12/15/48	2,430	2,487
7,9,10Lanark Master Issuer plc 2012-2A		1.778%	12/22/54	706	707
7,9,10Lanark Master Issuer plc 2013-1A		0.878%	12/22/54	5,771	5,758
7	LB-UBS Commercial Mortgage Trust 2006-C3	5.641%	3/15/39	4,610	4,612
7	LB-UBS Commercial Mortgage Trust 2006-C6	5.342%	9/15/39	3,482	3,540
7	LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	4,534	4,623
7	LB-UBS Commercial Mortgage Trust 2008-C1	6.087%	4/15/41	7,827	8,364
7,10	M&T Bank Auto Receivables Trust 2013-1A	1.570%	8/15/18	3,123	3,130
7,10	Macquarie Equipment Funding Trust 2012-A	0.850%	10/22/18	115	115
7,9	MBNA Credit Card Master Note Trust 2004-
	A3	0.591%	8/16/21	15,215	15,104
7	Mercedes-Benz Auto Lease Trust 2015-B	1.530%	5/17/21	4,550	4,515
7	Merrill Lynch Mortgage Trust 2006-C2	5.739%	8/12/43	830	840
7	ML-CFC Commercial Mortgage Trust 2006-2	5.880%	6/12/46	2,280	2,298
7	ML-CFC Commercial Mortgage Trust 2007-6	5.331%	3/12/51	1,721	1,718
7,10	MMAF Equipment Finance LLC 2011-A	2.100%	7/15/17	1,744	1,746
7,10	MMAF Equipment Finance LLC 2011-A	3.040%	8/15/28	6,271	6,362
7,10	MMAF Equipment Finance LLC 2012-A	1.680%	5/11/20	1,732	1,719
7,10	MMAF Equipment Finance LLC 2012-A	1.980%	6/10/32	599	597
7,10	MMAF Equipment Finance LLC 2012-A	2.570%	6/9/33	895	896
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.176%	8/15/45	2,328	2,362
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.792%	8/15/45	416	432
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C6	2.858%	11/15/45	1,132	1,125
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.081%	7/15/46	4,581	4,872
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.960%	8/15/46	880	938
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	4.214%	8/15/46	350	374
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	3.824%	10/15/46	375	393
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C13	4.039%	11/15/46	75	79
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.064%	2/15/47	358	378
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.384%	2/15/47	179	192
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	4.051%	4/15/47	2,300	2,426
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	3.892%	6/15/47	2,464	2,567
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.094%	6/15/47	295	307

7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C22	3.306%	4/15/48	1,010	997
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C23	3.719%	7/15/50	2,800	2,861
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C25	3.383%	10/15/48	2,640	2,686
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C25	3.635%	10/15/48	4,345	4,392
7	Morgan Stanley Capital I Trust 2006-HQ9	5.728%	7/12/44	5,277	5,344
7	Morgan Stanley Capital I Trust 2006-IQ12	5.319%	12/15/43	1,933	1,975
7,10	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	1,982	1,996
7,9	Navient Student Loan Trust 2014-8	0.862%	4/25/23	8,100	7,987
7,9	Navient Student Loan Trust 2015-3	1.072%	6/26/56	4,800	4,710
7	Nissan Auto Lease Trust 2014-A	1.040%	10/15/19	4,486	4,475
7	Nissan Auto Lease Trust 2015-A	1.580%	5/17/21	875	872
7	Nissan Auto Receivables 2015-B Owner Trust	1.500%	9/15/21	6,990	6,910
7	Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	775	771
7	Nissan Auto Receivables 2015-C Owner Trust	1.670%	2/15/22	15,000	14,815
7,9	Nissan Master Owner Trust Receivables
	Series 2013-A	0.631%	2/15/18	1,822	1,822
7	Nissan Master Owner Trust Receivables
	Series 2015-A	1.440%	1/15/20	7,500	7,448
10	Norddeutsche Landesbank Girozentrale	2.000%	2/5/19	3,200	3,198
9	North Carolina State Education Assistance
	Authority 2011-1	1.220%	1/26/26	1,289	1,289
	Royal Bank of Canada	1.875%	2/5/20	4,800	4,719
	Royal Bank of Canada	2.100%	10/14/20	4,360	4,289
7,9	SLM Student Loan Trust 2005-5	0.420%	4/25/25	11,183	11,025
7,9	SLM Student Loan Trust 2014-1	0.802%	7/26/21	5,196	5,141
7	SMART ABS Series 2012-4US Trust	0.970%	3/14/17	357	356
7	SMART ABS Series 2012-4US Trust	1.250%	8/14/18	836	834
7	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	1,420	1,413
7	SMART ABS Series 2014-1US Trust	1.680%	12/14/19	269	267
10	SpareBank 1 Boligkreditt AS	1.250%	5/2/18	998	984
7,10	SpareBank 1 Boligkreditt AS	1.750%	11/15/20	5,077	4,965
10	Swedbank Hypotek AB	1.375%	3/28/18	1,131	1,123
7	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	2,560	2,550
7	Synchrony Credit Card Master Note Trust
	2015-2	1.600%	4/15/21	3,500	3,479
7	Synchrony Credit Card Master Note Trust
	2015-3	2.380%	9/15/23	5,760	5,723
7	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	244	256
7,10	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	3,870	3,948
7	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	1,340	1,323
7,10	VNO 2012-6AVE Mortgage Trust	2.996%	11/15/30	2,470	2,437
7	Volkswagen Auto Lease Trust 2014-A	0.990%	7/20/18	2,153	2,143
7	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29	5.297%	11/15/48	3,408	3,485
7	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	863	864
7	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	327	336
7	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	416	442

7	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	290	309
7	Wells Fargo Commercial Mortgage Trust
	2015-C26	2.991%	2/15/48	90	90
7	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	215	212
7	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.400%	6/15/48	550	557
7	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	7,160	7,269
7	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.411%	9/15/58	3,100	3,085
7	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.664%	9/15/58	1,870	1,897
7	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	3,340	3,476
7	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.556%	12/15/47	240	247
7	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	12/15/47	720	740
10	Westpac Banking Corp.	2.450%	11/28/16	4,837	4,886
10	Westpac Banking Corp.	1.850%	11/26/18	1,028	1,023
10	Westpac Banking Corp.	2.250%	11/9/20	3,460	3,412
7,10	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	1,221	1,322
7	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	1,072	1,104
7	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	610	646
7	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	208	208
7	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	2,428	2,411
7	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	566	574
7	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	476	499
7	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	225	241
7	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	161	168
7	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	595	624
7	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	1,488	1,578
7	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	461	489
7	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	595	624
7	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	1,210	1,236
7	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.522%	3/15/47	140	144
7	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	692	735
7	World Financial Network Credit Card Master
	Note Trust Series 2013-A	1.610%	12/15/21	1,732	1,724
7,9	World Financial Network Credit Card Master
	Note Trust Series 2014-A	0.710%	12/15/19	6,729	6,729
7,9	World Financial Network Credit Card Master
	Note Trust Series 2015-A	0.811%	2/15/22	2,585	2,569
7	World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	1,953	1,944
7	World Omni Auto Receivables Trust 2014-B	1.680%	12/15/20	3,360	3,327

7	World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	15,000	14,825
7	World Omni Automobile Lease Securitization
	Trust 2015-A	1.730%	12/15/20	850	850
7,9,10World Omni Master Owner Trust 2013-1		0.681%	2/15/18	1,612	1,612
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $954,463)					949,865
Corporate Bonds (20.1%)
Finance (9.5%)
	Banking (8.0%)
	Abbey National Treasury Services plc	1.375%	3/13/17	760	757
	Abbey National Treasury Services plc	1.650%	9/29/17	4,500	4,490
	Abbey National Treasury Services plc	3.050%	8/23/18	3,410	3,498
	Abbey National Treasury Services plc	4.000%	3/13/24	4,490	4,671
10	ABN AMRO Bank NV	2.450%	6/4/20	3,345	3,318
	American Express Bank FSB	6.000%	9/13/17	1,000	1,071
	American Express Centurion Bank	6.000%	9/13/17	1,731	1,855
	American Express Credit Corp.	1.875%	11/5/18	4,107	4,087
	American Express Credit Corp.	2.250%	8/15/19	1,800	1,800
	American Express Credit Corp.	2.375%	5/26/20	4,900	4,855
	Australia & New Zealand Banking Group Ltd.	2.000%	11/16/18	3,640	3,632
	Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	3,195	3,205
10	Australia & New Zealand Banking Group Ltd.	4.500%	3/19/24	3,590	3,602
	Bank of America NA	1.250%	2/14/17	4,130	4,123
	Bank of Montreal	2.550%	11/6/22	3,140	3,105
	Bank of New York Mellon Corp.	1.969%	6/20/17	2,880	2,903
	Bank of New York Mellon Corp.	4.600%	1/15/20	3,770	4,082
	Bank of New York Mellon Corp.	2.150%	2/24/20	590	584
	Bank of New York Mellon Corp.	2.600%	8/17/20	1,246	1,251
	Bank of New York Mellon Corp.	4.150%	2/1/21	2,000	2,152
	Bank of New York Mellon Corp.	3.400%	5/15/24	1,890	1,920
	Bank of New York Mellon Corp.	3.000%	2/24/25	600	590
	Bank of Nova Scotia	1.450%	4/25/18	1,193	1,187
	Bank of Nova Scotia	2.050%	10/30/18	11,910	11,952
	Bank of Nova Scotia	2.350%	10/21/20	2,680	2,656
	Bank of Nova Scotia	4.375%	1/13/21	4,490	4,849
	Bank of Nova Scotia	2.800%	7/21/21	2,648	2,682
10	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.750%	9/14/20	4,192	4,188
10	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	7,720	7,746
	Barclays Bank plc	3.750%	5/15/24	2,250	2,290
	BB&T Corp.	2.050%	6/19/18	3,798	3,816
	Bear Stearns Cos. LLC	6.400%	10/2/17	7,190	7,743
	Bear Stearns Cos. LLC	7.250%	2/1/18	5,050	5,561
	BNP Paribas SA	1.375%	3/17/17	1,800	1,797
	BNP Paribas SA	2.700%	8/20/18	3,590	3,638
	BNP Paribas SA	2.400%	12/12/18	5,350	5,392
	BPCE SA	2.500%	12/10/18	7,485	7,559
	BPCE SA	2.500%	7/15/19	2,225	2,231
	BPCE SA	4.000%	4/15/24	5,750	5,955
	Branch Banking & Trust Co.	3.625%	9/16/25	1,525	1,539
	Commonwealth Bank of Australia	1.625%	3/12/18	2,680	2,673
	Commonwealth Bank of Australia	2.500%	9/20/18	9,880	10,030
	Commonwealth Bank of Australia	1.750%	11/2/18	710	705
	Commonwealth Bank of Australia	2.250%	3/13/19	2,000	2,006
	Commonwealth Bank of Australia	2.300%	9/6/19	4,449	4,439
10	Commonwealth Bank of Australia	5.000%	3/19/20	2,970	3,254
	Commonwealth Bank of Australia	2.400%	11/2/20	1,355	1,342
10	Commonwealth Bank of Australia	4.500%	12/9/25	3,125	3,090
	Cooperatieve Rabobank UA	2.250%	1/14/19	3,590	3,605

	Cooperatieve Rabobank UA	2.250%	1/14/20	750	745
	Cooperatieve Rabobank UA	3.875%	2/8/22	4,187	4,406
	Cooperatieve Rabobank UA	4.625%	12/1/23	10,840	11,287
	Cooperatieve Rabobank UA	3.375%	5/21/25	1,292	1,279
	Credit Suisse	2.300%	5/28/19	5,990	5,996
	Credit Suisse	3.000%	10/29/21	3,000	2,992
	Credit Suisse	3.625%	9/9/24	2,800	2,820
10	Danske Bank A/S	2.750%	9/17/20	4,394	4,432
	Deutsche Bank AG	1.875%	2/13/18	2,600	2,584
	Goldman Sachs Group Inc.	2.550%	10/23/19	6,050	6,046
	Goldman Sachs Group Inc.	6.000%	6/15/20	3,165	3,578
	Goldman Sachs Group Inc.	2.750%	9/15/20	3,008	3,003
	Goldman Sachs Group Inc.	5.250%	7/27/21	1,200	1,328
	Goldman Sachs Group Inc.	5.750%	1/24/22	8,970	10,198
	Goldman Sachs Group Inc.	4.000%	3/3/24	10,000	10,266
	Goldman Sachs Group Inc.	3.850%	7/8/24	1,880	1,918
	Goldman Sachs Group Inc.	3.500%	1/23/25	11,275	11,060
10	HSBC Bank plc	1.500%	5/15/18	2,250	2,220
	HSBC Bank USA NA	4.875%	8/24/20	3,896	4,254
	HSBC Holdings plc	5.100%	4/5/21	5,840	6,481
	HSBC Holdings plc	4.000%	3/30/22	4,400	4,618
	HSBC Holdings plc	4.250%	3/14/24	2,700	2,705
	HSBC USA Inc.	2.625%	9/24/18	2,700	2,737
	HSBC USA Inc.	2.375%	11/13/19	2,960	2,950
	HSBC USA Inc.	2.750%	8/7/20	780	781
	Huntington National Bank	2.200%	11/6/18	1,812	1,807
	JPMorgan Chase & Co.	2.000%	8/15/17	4,490	4,512
	JPMorgan Chase & Co.	6.000%	1/15/18	12,490	13,467
	JPMorgan Chase & Co.	1.700%	3/1/18	2,400	2,388
	JPMorgan Chase & Co.	1.625%	5/15/18	545	541
	JPMorgan Chase & Co.	6.300%	4/23/19	8,450	9,460
	JPMorgan Chase & Co.	2.250%	1/23/20	6,490	6,416
	JPMorgan Chase & Co.	4.950%	3/25/20	5,955	6,474
	JPMorgan Chase & Co.	2.750%	6/23/20	4,475	4,485
	JPMorgan Chase & Co.	4.400%	7/22/20	4,720	5,045
	JPMorgan Chase & Co.	4.250%	10/15/20	4,784	5,075
	JPMorgan Chase & Co.	2.550%	10/29/20	5,165	5,119
	JPMorgan Chase & Co.	4.625%	5/10/21	2,740	2,960
	JPMorgan Chase & Co.	4.350%	8/15/21	7,155	7,616
	JPMorgan Chase & Co.	4.500%	1/24/22	9,891	10,649
	JPMorgan Chase & Co.	3.250%	9/23/22	3,140	3,159
	JPMorgan Chase & Co.	3.200%	1/25/23	10,053	10,002
	JPMorgan Chase & Co.	3.875%	2/1/24	1,500	1,536
	JPMorgan Chase & Co.	3.625%	5/13/24	3,350	3,390
	JPMorgan Chase & Co.	3.125%	1/23/25	700	681
	JPMorgan Chase & Co.	3.900%	7/15/25	2,353	2,411
	JPMorgan Chase Bank NA	6.000%	10/1/17	7,190	7,694
	KeyBank NA	1.650%	2/1/18	2,400	2,390
	Lloyds Bank plc	1.750%	5/14/18	3,080	3,074
	Lloyds Bank plc	2.350%	9/5/19	1,960	1,959
	Lloyds Bank plc	6.375%	1/21/21	2,880	3,384
	Lloyds Bank plc	3.500%	5/14/25	3,010	3,027
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	6,062	6,071
	Manufacturers & Traders Trust Co.	2.250%	7/25/19	3,400	3,384
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,400	1,355
10	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	4,665	4,646
	Morgan Stanley	2.500%	1/24/19	4,973	4,991

	Morgan Stanley	2.375%	7/23/19	10,356	10,323
	Morgan Stanley	5.625%	9/23/19	2,868	3,160
	Morgan Stanley	2.650%	1/27/20	2,000	1,990
	Morgan Stanley	5.750%	1/25/21	6,800	7,644
	Morgan Stanley	3.875%	4/29/24	7,500	7,647
	MUFG Americas Holdings Corp.	3.500%	6/18/22	6,290	6,406
	MUFG Americas Holdings Corp.	3.000%	2/10/25	1,800	1,717
	MUFG Union Bank NA	2.625%	9/26/18	1,460	1,474
	National Australia Bank Ltd.	2.300%	7/25/18	3,140	3,162
	National Bank of Canada	2.100%	12/14/18	2,525	2,523
10	Nordea Bank AB	1.875%	9/17/18	2,440	2,430
10	Nordea Bank AB	2.500%	9/17/20	1,865	1,854
	PNC Bank NA	2.200%	1/28/19	3,300	3,309
	PNC Bank NA	2.450%	11/5/20	1,707	1,695
	PNC Bank NA	2.700%	11/1/22	4,900	4,757
	PNC Bank NA	3.300%	10/30/24	1,450	1,454
	PNC Bank NA	2.950%	2/23/25	4,610	4,452
	PNC Financial Services Group Inc.	2.854%	11/9/22	1,200	1,183
	PNC Funding Corp.	5.125%	2/8/20	2,550	2,807
	PNC Funding Corp.	3.300%	3/8/22	3,590	3,654
	State Street Corp.	1.350%	5/15/18	1,800	1,787
	State Street Corp.	2.550%	8/18/20	756	766
	State Street Corp.	3.300%	12/16/24	1,790	1,807
	State Street Corp.	3.550%	8/18/25	2,611	2,693
	Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	435	431
	Svenska Handelsbanken AB	2.400%	10/1/20	610	606
10	Swedbank AB	2.375%	2/27/19	3,770	3,771
	Toronto-Dominion Bank	2.500%	12/14/20	5,555	5,544
	UBS AG	1.800%	3/26/18	4,000	3,995
	UBS AG	2.375%	8/14/19	2,310	2,312
	US Bancorp	4.125%	5/24/21	1,350	1,458
	US Bank NA	1.350%	1/26/18	601	599
	Wachovia Corp.	5.750%	6/15/17	4,570	4,839
	Wachovia Corp.	5.750%	2/1/18	6,740	7,282
	Wells Fargo & Co.	5.625%	12/11/17	7,020	7,533
	Wells Fargo & Co.	2.150%	1/15/19	2,044	2,055
	Wells Fargo & Co.	2.125%	4/22/19	2,400	2,402
	Wells Fargo & Co.	2.150%	1/30/20	6,490	6,440
	Wells Fargo & Co.	2.600%	7/22/20	7,410	7,410
	Wells Fargo & Co.	2.550%	12/7/20	9,143	9,068
	Wells Fargo & Co.	3.000%	1/22/21	2,240	2,274
	Wells Fargo & Co.	4.600%	4/1/21	5,670	6,173
	Wells Fargo & Co.	3.450%	2/13/23	7,460	7,464
	Wells Fargo & Co.	3.300%	9/9/24	8,860	8,794
	Wells Fargo & Co.	3.000%	2/19/25	2,200	2,125
	Wells Fargo & Co.	3.550%	9/29/25	3,179	3,202
	Wells Fargo Bank NA	6.000%	11/15/17	7,190	7,754
	Westpac Banking Corp.	2.250%	7/30/18	5,575	5,614
	Westpac Banking Corp.	4.875%	11/19/19	7,190	7,848
	Westpac Banking Corp.	2.600%	11/23/20	6,430	6,426

	Brokerage (0.3%)
	Ameriprise Financial Inc.	3.700%	10/15/24	1,785	1,808
	Charles Schwab Corp.	2.200%	7/25/18	450	451
	Charles Schwab Corp.	4.450%	7/22/20	1,350	1,473
	CME Group Inc.	3.000%	3/15/25	1,340	1,315
	Franklin Resources Inc.	2.850%	3/30/25	1,785	1,683

	Intercontinental Exchange Inc.	4.000%	10/15/23	10,510	10,843
	Invesco Finance plc	3.125%	11/30/22	4,490	4,420
	Invesco Finance plc	3.750%	1/15/26	3,060	3,075
	TD Ameritrade Holding Corp.	2.950%	4/1/22	60	59
	TD Ameritrade Holding Corp.	3.625%	4/1/25	3,220	3,256

	Finance Companies (0.4%)
10	GE Capital International Funding Co.	2.342%	11/15/20	16,157	16,027
10	GE Capital International Funding Co.	3.373%	11/15/25	12,728	12,859

	Insurance (0.6%)
	ACE INA Holdings Inc.	2.875%	11/3/22	1,680	1,665
	ACE INA Holdings Inc.	3.150%	3/15/25	895	884
	ACE INA Holdings Inc.	3.350%	5/3/26	3,298	3,286
10	Jackson National Life Global Funding	4.700%	6/1/18	2,250	2,383
	Manulife Financial Corp.	4.900%	9/17/20	6,695	7,284
	MetLife Inc.	3.600%	4/10/24	995	1,024
	MetLife Inc.	3.000%	3/1/25	1,500	1,444
	MetLife Inc.	3.600%	11/13/25	2,480	2,492
10	Metropolitan Life Global Funding I	3.000%	1/10/23	3,500	3,471
	PartnerRe Finance A LLC	6.875%	6/1/18	2,250	2,474
	PartnerRe Finance B LLC	5.500%	6/1/20	1,740	1,907
10	Pricoa Global Funding I	2.550%	11/24/20	2,540	2,531
10	Protective Life Global Funding	2.700%	11/25/20	2,535	2,532
10	Swiss Re Treasury US Corp.	2.875%	12/6/22	4,580	4,425
	UnitedHealth Group Inc.	1.450%	7/17/17	670	670
	UnitedHealth Group Inc.	1.900%	7/16/18	1,020	1,025
	UnitedHealth Group Inc.	2.700%	7/15/20	1,010	1,021
	UnitedHealth Group Inc.	3.350%	7/15/22	2,080	2,119
	UnitedHealth Group Inc.	2.875%	3/15/23	2,700	2,664
	UnitedHealth Group Inc.	3.750%	7/15/25	1,290	1,329

	Real Estate Investment Trusts (0.2%)
	Federal Realty Investment Trust	3.000%	8/1/22	2,300	2,274
	Federal Realty Investment Trust	2.750%	6/1/23	4,490	4,294
	Simon Property Group LP	5.650%	2/1/20	3,860	4,325
	Simon Property Group LP	2.500%	9/1/20	727	729
	Simon Property Group LP	4.375%	3/1/21	4,400	4,766
	Simon Property Group LP	3.750%	2/1/24	2,661	2,772
	Simon Property Group LP	3.500%	9/1/25	891	904
					763,404
Industrial (8.7%)
	Basic Industry (0.5%)
	BHP Billiton Finance USA Ltd.	5.400%	3/29/17	1,070	1,112
	BHP Billiton Finance USA Ltd.	3.250%	11/21/21	4,640	4,382
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	4,620	4,233
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	5,570	5,245
	EI du Pont de Nemours & Co.	4.625%	1/15/20	2,520	2,655
	EI du Pont de Nemours & Co.	3.625%	1/15/21	1,995	2,058
	Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	930	951
	Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	771	867
	Praxair Inc.	3.000%	9/1/21	2,850	2,883
	Praxair Inc.	2.200%	8/15/22	1,120	1,071
	Praxair Inc.	2.650%	2/5/25	1,015	974
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	2,000	2,166
	Rio Tinto Finance USA Ltd.	4.125%	5/20/21	3,595	3,587
	Rio Tinto Finance USA plc	1.625%	8/21/17	5,349	5,258

	Rio Tinto Finance USA plc	2.250%	12/14/18	900	877
	Rio Tinto Finance USA plc	3.500%	3/22/22	370	348
	Rio Tinto Finance USA plc	2.875%	8/21/22	370	335
	Sherwin-Williams Co.	3.450%	8/1/25	900	915
	Syngenta Finance NV	3.125%	3/28/22	1,080	1,046

	Capital Goods (1.4%)
10	Airbus Group Finance BV	2.700%	4/17/23	9,486	9,186
	Boeing Capital Corp.	4.700%	10/27/19	2,790	3,062
	Boeing Co.	2.200%	10/30/22	375	362
	Boeing Co.	7.950%	8/15/24	5,890	7,865
	Boeing Co.	2.600%	10/30/25	375	363
	Caterpillar Financial Services Corp.	2.850%	6/1/22	6,000	5,969
	Caterpillar Inc.	2.600%	6/26/22	1,250	1,235
	Danaher Corp.	3.900%	6/23/21	2,215	2,356
	Danaher Corp.	3.350%	9/15/25	6,375	6,507
	Deere & Co.	2.600%	6/8/22	5,220	5,141
	Dover Corp.	3.150%	11/15/25	1,825	1,799
	General Dynamics Corp.	2.250%	11/15/22	4,490	4,315
	General Electric Capital Corp.	6.000%	8/7/19	1,441	1,629
	General Electric Capital Corp.	5.500%	1/8/20	2,662	2,986
	General Electric Capital Corp.	2.200%	1/9/20	961	962
	General Electric Capital Corp.	5.550%	5/4/20	391	443
	General Electric Capital Corp.	4.375%	9/16/20	1,604	1,745
	General Electric Capital Corp.	4.625%	1/7/21	1,902	2,088
	General Electric Capital Corp.	5.300%	2/11/21	1,286	1,448
	General Electric Capital Corp.	4.650%	10/17/21	400	441
	General Electric Capital Corp.	3.150%	9/7/22	481	492
	General Electric Capital Corp.	3.100%	1/9/23	516	523
	General Electric Co.	2.700%	10/9/22	10,844	10,797
	Honeywell International Inc.	3.350%	12/1/23	9,475	9,761
	John Deere Capital Corp.	2.450%	9/11/20	5,175	5,166
	John Deere Capital Corp.	2.800%	3/4/21	3,475	3,500
	John Deere Capital Corp.	2.750%	3/15/22	1,980	1,955
	John Deere Capital Corp.	2.800%	1/27/23	1,925	1,889
	Parker Hannifin Corp.	3.500%	9/15/22	1,885	1,950
	Parker-Hannifin Corp.	3.300%	11/21/24	815	824
	Precision Castparts Corp.	2.500%	1/15/23	4,130	3,985
	Raytheon Co.	2.500%	12/15/22	2,520	2,468
10	Siemens Financieringsmaatschappij NV	3.250%	5/27/25	7,710	7,710

	Communication (0.7%)
	America Movil SAB de CV	2.375%	9/8/16	1,335	1,343
	America Movil SAB de CV	5.000%	10/16/19	1,800	1,939
	America Movil SAB de CV	5.000%	3/30/20	4,800	5,210
	America Movil SAB de CV	3.125%	7/16/22	7,364	7,196
	Comcast Cable Communications Holdings
	Inc.	9.455%	11/15/22	1,530	2,123
	Comcast Corp.	5.875%	2/15/18	2,100	2,284
	Comcast Corp.	5.700%	5/15/18	2,220	2,428
	Comcast Corp.	2.850%	1/15/23	2,700	2,679
	Comcast Corp.	3.600%	3/1/24	3,600	3,721
	Comcast Corp.	3.375%	2/15/25	2,885	2,913
	Comcast Corp.	3.375%	8/15/25	1,815	1,838
	NBCUniversal Media LLC	5.150%	4/30/20	8,090	9,036
	NBCUniversal Media LLC	4.375%	4/1/21	6,290	6,834
	NBCUniversal Media LLC	2.875%	1/15/23	4,390	4,358

	Walt Disney Co.	3.150%	9/17/25	2,500	2,540

	Consumer Cyclical (1.2%)
	Alibaba Group Holding Ltd.	3.125%	11/28/21	1,030	1,002
	Alibaba Group Holding Ltd.	3.600%	11/28/24	1,285	1,236
	American Honda Finance Corp.	1.600%	7/13/18	700	696
	American Honda Finance Corp.	2.250%	8/15/19	6,590	6,624
	American Honda Finance Corp.	2.450%	9/24/20	2,225	2,229
	Automatic Data Processing Inc.	2.250%	9/15/20	650	652
	Automatic Data Processing Inc.	3.375%	9/15/25	475	485
	Costco Wholesale Corp.	2.250%	2/15/22	2,790	2,738
	Cummins Inc.	3.650%	10/1/23	1,350	1,393
10	Daimler Finance North America LLC	2.375%	8/1/18	8,285	8,305
10	Daimler Finance North America LLC	2.875%	3/10/21	3,055	3,010
10	Daimler Finance North America LLC	3.875%	9/15/21	1,000	1,040
	Harley-Davidson Inc.	3.500%	7/28/25	2,665	2,659
	Home Depot Inc.	4.400%	4/1/21	2,030	2,232
	Home Depot Inc.	2.625%	6/1/22	2,700	2,696
	Home Depot Inc.	3.350%	9/15/25	950	971
	Lowe's Cos. Inc.	4.625%	4/15/20	2,070	2,247
	Lowe's Cos. Inc.	3.120%	4/15/22	3,590	3,674
	Lowe's Cos. Inc.	3.875%	9/15/23	3,775	3,990
	Lowe's Cos. Inc.	3.375%	9/15/25	775	786
	MasterCard Inc.	2.000%	4/1/19	670	673
	MasterCard Inc.	3.375%	4/1/24	1,350	1,378
	PACCAR Financial Corp.	1.600%	3/15/17	2,250	2,255
	PACCAR Financial Corp.	1.750%	8/14/18	220	220
	PACCAR Financial Corp.	2.200%	9/15/19	450	448
	PACCAR Financial Corp.	2.500%	8/14/20	315	313
	TJX Cos. Inc.	6.950%	4/15/19	6,740	7,758
	TJX Cos. Inc.	2.750%	6/15/21	2,700	2,737
	TJX Cos. Inc.	2.500%	5/15/23	900	869
	Toyota Motor Credit Corp.	1.550%	7/13/18	500	499
	Toyota Motor Credit Corp.	2.800%	7/13/22	600	597
	VF Corp.	3.500%	9/1/21	1,900	1,988
	Visa Inc.	2.200%	12/14/20	4,465	4,457
	Visa Inc.	2.800%	12/14/22	4,465	4,479
	Visa Inc.	3.150%	12/14/25	5,965	5,975
	Wal-Mart Stores Inc.	3.625%	7/8/20	1,365	1,461
	Wal-Mart Stores Inc.	3.250%	10/25/20	1,485	1,566
	Wal-Mart Stores Inc.	4.250%	4/15/21	2,852	3,155
	Wal-Mart Stores Inc.	2.550%	4/11/23	6,290	6,195

	Consumer Noncyclical (1.5%)
	Anheuser-Busch Cos. LLC	5.500%	1/15/18	5,840	6,242
	Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	970	961
	Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	2,050	2,051
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	2,355	2,259
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,990	2,201
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	990	1,075
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	2,725	2,617
	Coca-Cola Co.	3.300%	9/1/21	3,590	3,750
	Coca-Cola Co.	3.200%	11/1/23	1,435	1,486
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	2,655	2,660
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,350	1,370
	Colgate-Palmolive Co.	2.100%	5/1/23	1,200	1,157
	Covidien International Finance SA	4.200%	6/15/20	4,126	4,415

Covidien International Finance SA	2.950%	6/15/23	8,300	8,158
Gilead Sciences Inc.	3.250%	9/1/22	4,085	4,109
Gilead Sciences Inc.	3.700%	4/1/24	6,230	6,368
Gilead Sciences Inc.	3.500%	2/1/25	5,185	5,217
Gilead Sciences Inc.	3.650%	3/1/26	5,695	5,743
Hershey Co.	4.125%	12/1/20	785	848
Hershey Co.	2.625%	5/1/23	5,500	5,411
Hershey Co.	3.200%	8/21/25	2,680	2,715
Kaiser Foundation Hospitals	3.500%	4/1/22	1,105	1,120
Kimberly-Clark Corp.	3.625%	8/1/20	630	667
McCormick & Co. Inc.	3.250%	11/15/25	485	487
Medtronic Inc.	5.600%	3/15/19	1,800	1,994
Medtronic Inc.	2.750%	4/1/23	5,000	4,881
Medtronic Inc.	3.500%	3/15/25	4,400	4,452
PepsiCo Inc.	7.900%	11/1/18	900	1,053
PepsiCo Inc.	4.500%	1/15/20	2,250	2,443
PepsiCo Inc.	3.000%	8/25/21	1,360	1,393
PepsiCo Inc.	3.100%	7/17/22	6,318	6,480
PepsiCo Inc.	2.750%	3/1/23	900	898
PepsiCo Inc.	3.600%	3/1/24	6,536	6,822
PepsiCo Inc.	3.500%	7/17/25	5,350	5,516
Philip Morris International Inc.	2.900%	11/15/21	1,350	1,363
Philip Morris International Inc.	3.600%	11/15/23	3,050	3,175
Stryker Corp.	4.375%	1/15/20	1,800	1,936
Sysco Corp.	3.750%	10/1/25	2,095	2,121

Energy (1.5%)
BP Capital Markets plc	1.375%	5/10/18	1,800	1,774
BP Capital Markets plc	2.241%	9/26/18	3,780	3,780
BP Capital Markets plc	4.750%	3/10/19	7,640	8,184
BP Capital Markets plc	4.500%	10/1/20	4,040	4,322
BP Capital Markets plc	3.561%	11/1/21	6,917	7,031
BP Capital Markets plc	3.062%	3/17/22	915	896
BP Capital Markets plc	3.245%	5/6/22	1,800	1,791
BP Capital Markets plc	2.500%	11/6/22	3,140	2,995
BP Capital Markets plc	2.750%	5/10/23	3,330	3,122
BP Capital Markets plc	3.994%	9/26/23	900	914
BP Capital Markets plc	3.814%	2/10/24	3,590	3,581
BP Capital Markets plc	3.535%	11/4/24	915	888
Chevron Corp.	2.193%	11/15/19	450	449
Chevron Corp.	2.411%	3/3/22	3,290	3,194
Chevron Corp.	2.355%	12/5/22	4,825	4,603
Chevron Corp.	3.191%	6/24/23	550	552
ConocoPhillips Co.	2.400%	12/15/22	1,800	1,635
Dominion Gas Holdings LLC	2.500%	12/15/19	2,690	2,687
Dominion Gas Holdings LLC	2.800%	11/15/20	2,685	2,694
EOG Resources Inc.	4.400%	6/1/20	2,065	2,192
EOG Resources Inc.	2.625%	3/15/23	5,390	5,089
EOG Resources Inc.	3.150%	4/1/25	3,010	2,841
Exxon Mobil Corp.	2.397%	3/6/22	1,100	1,081
Halliburton Co.	5.900%	9/15/18	450	492
Halliburton Co.	3.800%	11/15/25	5,800	5,692
National Oilwell Varco Inc.	2.600%	12/1/22	4,490	3,930
Occidental Petroleum Corp.	1.500%	2/15/18	2,250	2,215
Occidental Petroleum Corp.	4.100%	2/1/21	5,815	6,100
Occidental Petroleum Corp.	3.125%	2/15/22	2,695	2,643
Occidental Petroleum Corp.	2.700%	2/15/23	1,800	1,693

Occidental Petroleum Corp.	3.500%	6/15/25	3,000	2,922
Schlumberger Investment SA	3.650%	12/1/23	3,590	3,672
Shell International Finance BV	4.375%	3/25/20	1,840	1,972
Shell International Finance BV	3.250%	5/11/25	1,800	1,739
Total Capital Canada Ltd.	2.750%	7/15/23	2,700	2,596
Total Capital International SA	2.750%	6/19/21	7,190	7,161
Total Capital International SA	2.875%	2/17/22	4,040	4,005
Total Capital International SA	2.700%	1/25/23	1,350	1,286
Total Capital SA	4.450%	6/24/20	1,800	1,930
Total Capital SA	4.125%	1/28/21	805	859

Other Industrial (0.1%)
Fluor Corp.	3.500%	12/15/24	7,725	7,731

Technology (1.4%)
Analog Devices Inc.	3.900%	12/15/25	1,490	1,506
Apple Inc.	0.900%	5/12/17	2,565	2,560
Apple Inc.	2.000%	5/6/20	3,705	3,696
Apple Inc.	2.850%	5/6/21	5,840	5,983
Apple Inc.	2.150%	2/9/22	895	872
Apple Inc.	2.400%	5/3/23	3,590	3,498
Apple Inc.	3.450%	5/6/24	5,385	5,578
Apple Inc.	2.500%	2/9/25	1,980	1,894
Apple Inc.	3.200%	5/13/25	1,360	1,374
Applied Materials Inc.	2.625%	10/1/20	1,735	1,734
Applied Materials Inc.	3.900%	10/1/25	2,800	2,804
Baidu Inc.	3.250%	8/6/18	7,075	7,171
Broadcom Corp.	3.500%	8/1/24	465	466
Cisco Systems Inc.	4.950%	2/15/19	1,215	1,328
Cisco Systems Inc.	4.450%	1/15/20	590	642
EMC Corp.	3.375%	6/1/23	1,800	1,460
Intel Corp.	2.450%	7/29/20	885	895
Intel Corp.	3.300%	10/1/21	6,780	7,021
Intel Corp.	3.100%	7/29/22	1,335	1,360
Intel Corp.	2.700%	12/15/22	5,390	5,333
Intel Corp.	3.700%	7/29/25	5,240	5,419
International Business Machines Corp.	3.625%	2/12/24	1,800	1,845
Microsoft Corp.	1.300%	11/3/18	445	444
Microsoft Corp.	2.000%	11/3/20	660	660
Microsoft Corp.	2.375%	2/12/22	445	439
Microsoft Corp.	2.650%	11/3/22	700	699
Microsoft Corp.	2.700%	2/12/25	670	652
Microsoft Corp.	3.125%	11/3/25	3,000	3,009
Oracle Corp.	5.750%	4/15/18	1,810	1,976
Oracle Corp.	2.375%	1/15/19	2,920	2,960
Oracle Corp.	2.800%	7/8/21	1,345	1,362
Oracle Corp.	2.500%	5/15/22	8,260	8,097
Oracle Corp.	2.500%	10/15/22	6,300	6,150
Oracle Corp.	3.625%	7/15/23	4,500	4,651
Oracle Corp.	3.400%	7/8/24	6,090	6,175
Oracle Corp.	2.950%	5/15/25	3,000	2,928
QUALCOMM Inc.	1.400%	5/18/18	2,550	2,527
QUALCOMM Inc.	2.250%	5/20/20	2,315	2,295
Xilinx Inc.	3.000%	3/15/21	1,390	1,393

Transportation (0.4%)
7 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	928	947
7 CSX Transportation Inc.	6.251%	1/15/23	1,365	1,558
7 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	5/1/21	3,451	3,843
Union Pacific Corp.	4.163%	7/15/22	8,035	8,694
Union Pacific Corp.	2.750%	4/15/23	3,965	3,916
7 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	1,304	1,350
United Airlines 2015-1 Class A Pass Through
Trust	3.700%	12/1/22	4,070	4,080
United Parcel Service Inc.	2.450%	10/1/22	10,322	10,189
				691,995
Utilities (1.9%)
Electric (1.8%)
Alabama Power Co.	3.375%	10/1/20	3,590	3,693
Alabama Power Co.	3.550%	12/1/23	450	463
Ameren Illinois Co.	2.700%	9/1/22	1,827	1,796
Baltimore Gas & Electric Co.	2.800%	8/15/22	2,649	2,624
Baltimore Gas & Electric Co.	3.350%	7/1/23	3,800	3,848
Commonwealth Edison Co.	3.400%	9/1/21	2,500	2,595
Commonwealth Edison Co.	3.100%	11/1/24	3,000	2,973
Connecticut Light & Power Co.	5.650%	5/1/18	2,160	2,349
Connecticut Light & Power Co.	5.500%	2/1/19	845	928
Connecticut Light & Power Co.	2.500%	1/15/23	4,385	4,247
Consumers Energy Co.	6.125%	3/15/19	1,120	1,256
Consumers Energy Co.	6.700%	9/15/19	1,745	2,009
Consumers Energy Co.	5.650%	4/15/20	6,158	6,945
Consumers Energy Co.	2.850%	5/15/22	4,380	4,372
Consumers Energy Co.	3.125%	8/31/24	1,350	1,348
DTE Electric Co.	3.450%	10/1/20	3,210	3,356
DTE Electric Co.	3.900%	6/1/21	4,115	4,381
Duke Energy Carolinas LLC	7.000%	11/15/18	2,160	2,463
Duke Energy Carolinas LLC	4.300%	6/15/20	3,465	3,750
Duke Energy Carolinas LLC	3.900%	6/15/21	1,729	1,836
Duke Energy Progress Llc	3.000%	9/15/21	7,945	8,094
Duke Energy Progress LLC	3.250%	8/15/25	585	589
Entergy Louisiana LLC	3.300%	12/1/22	1,300	1,304
Kentucky Utilities Co.	3.300%	10/1/25	2,730	2,757
Louisville Gas & Electric Co.	3.300%	10/1/25	2,730	2,750
MidAmerican Energy Co.	5.950%	7/15/17	3,287	3,484
MidAmerican Energy Co.	5.300%	3/15/18	3,326	3,572
MidAmerican Energy Co.	3.700%	9/15/23	1,350	1,410
MidAmerican Energy Co.	3.500%	10/15/24	7,350	7,512
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	4,242	5,181
National Rural Utilities Cooperative Finance
Corp.	2.000%	1/27/20	135	133
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	4,490	4,445
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	4,857	4,903
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	1,770	1,711
National Rural Utilities Cooperative Finance
Corp.	3.250%	11/1/25	1,900	1,887

	Pacific Gas & Electric Co.	3.500%	6/15/25	5,515	5,599
	PacifiCorp	5.500%	1/15/19	2,665	2,924
	PacifiCorp	3.600%	4/1/24	3,600	3,719
	PacifiCorp	3.350%	7/1/25	2,035	2,052
	Potomac Electric Power Co.	3.600%	3/15/24	3,210	3,321
	PPL Electric Utilities Corp.	3.000%	9/15/21	1,030	1,046
	Public Service Electric & Gas Co.	2.375%	5/15/23	1,930	1,848
	Public Service Electric & Gas Co.	3.050%	11/15/24	5,320	5,291
	Public Service Electric & Gas Co.	3.000%	5/15/25	3,850	3,800
	Southern California Edison Co.	3.875%	6/1/21	910	963
	Southern California Edison Co.	3.500%	10/1/23	6,110	6,324
	Southwestern Public Service Co.	3.300%	6/15/24	4,515	4,562
	Union Electric Co.	3.500%	4/15/24	1,520	1,565

	Natural Gas (0.1%)
	Southern California Gas Co.	3.150%	9/15/24	5,510	5,489

					155,467
Total Corporate Bonds (Cost $1,605,167)					1,610,866
Sovereign Bonds (U.S. Dollar-Denominated) (6.0%)
10	Banco del Estado de Chile	2.000%	11/9/17	1,450	1,436
10	Bank Nederlandse Gemeenten	1.375%	9/27/17	2,725	2,731
10	Bermuda	4.854%	2/6/24	2,725	2,801
	Canada	0.875%	2/14/17	1,825	1,822
10	CDP Financial Inc.	4.400%	11/25/19	4,550	4,926
	CNOOC Finance 2013 Ltd.	1.750%	5/9/18	5,860	5,781
10	CNPC General Capital Ltd.	3.400%	4/16/23	800	773
	Corp. Andina de Fomento	3.750%	1/15/16	11,825	11,801
	Corp. Andina de Fomento	4.375%	6/15/22	7,161	7,621
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	1,300	1,246
10	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	4,000	3,866
	Development Bank of Japan Inc.	2.750%	9/16/25	7,580	7,493
10,11 Dexia Credit Local SA		1.250%	10/18/16	2,725	2,727
10	Electricite de France SA	3.625%	10/13/25	9,110	8,934
	European Investment Bank	0.625%	4/15/16	4,550	4,549
	European Investment Bank	2.125%	7/15/16	3,650	3,675
	European Investment Bank	1.750%	3/15/17	5,450	5,496
	European Investment Bank	1.625%	6/15/17	2,275	2,292
	European Investment Bank	1.625%	12/15/20	35,715	35,049
	European Investment Bank	4.000%	2/16/21	9,100	9,932
	European Investment Bank	2.500%	4/15/21	7,275	7,429
10	Export-Import Bank of China/The via Avi
	Funding Co. Ltd.	2.850%	9/16/20	9,400	9,301
	Export-Import Bank of Korea	3.750%	10/20/16	16,250	16,555
	Export-Import Bank of Korea	4.000%	1/11/17	14,430	14,781
	Export-Import Bank of Korea	1.750%	2/27/18	3,935	3,913
	Export-Import Bank of Korea	2.250%	1/21/20	5,390	5,350
	Export-Import Bank of Korea	4.000%	1/29/21	2,550	2,723
	Export-Import Bank of Korea	4.000%	1/14/24	2,000	2,115
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	1,000	1,019
	Inter-American Development Bank	1.125%	3/15/17	2,275	2,278
	Inter-American Development Bank	2.375%	8/15/17	2,725	2,779
	Inter-American Development Bank	3.875%	2/14/20	4,550	4,921
	Inter-American Development Bank	3.000%	2/21/24	3,250	3,408
	International Bank for Reconstruction &
	Development	1.000%	9/15/16	4,550	4,554
	International Finance Corp.	2.250%	4/11/16	4,550	4,569

	International Finance Corp.	1.125%	11/23/16	2,900	2,904
12	Japan Bank for International Cooperation	1.750%	11/13/18	2,725	2,711
	Japan Bank for International Cooperation	2.125%	2/7/19	2,725	2,743
13	KFW	2.000%	6/1/16	6,825	6,858
13	KFW	1.250%	10/5/16	4,550	4,564
13	KFW	1.250%	2/15/17	20,000	20,054
13	KFW	1.000%	6/11/18	5,225	5,178
	Korea Development Bank	3.250%	3/9/16	3,375	3,387
	Korea Development Bank	4.000%	9/9/16	5,050	5,145
	Korea Development Bank	3.250%	9/20/16	2,000	2,029
	Korea Development Bank	3.875%	5/4/17	4,000	4,110
	Korea Development Bank	3.500%	8/22/17	6,155	6,327
10	Korea East-West Power Co. Ltd.	2.500%	7/16/17	2,050	2,064
	Korea East-West Power Co. Ltd.	2.625%	11/27/18	4,755	4,807
10	Korea Expressway Corp.	1.625%	4/28/17	4,750	4,715
10	Korea Gas Corp.	2.875%	7/29/18	3,650	3,705
10	Korea Land & Housing Corp.	1.875%	8/2/17	4,750	4,749
13	Landwirtschaftliche Rentenbank	2.125%	7/15/16	4,550	4,581
13	Landwirtschaftliche Rentenbank	2.375%	9/13/17	5,000	5,094
10	Municipality Finance plc	1.125%	4/17/18	2,275	2,262
10	Nederlandse Waterschapsbank NV	1.875%	3/13/19	1,800	1,812
	North American Development Bank	2.300%	10/10/18	3,750	3,770
10	Ooredoo International Finance Ltd.	3.375%	10/14/16	900	910
10	Province of Alberta	1.000%	6/21/17	1,825	1,818
10	Province of Alberta	1.750%	8/26/20	1,500	1,479
	Province of Manitoba	2.100%	9/6/22	1,900	1,836
	Province of New Brunswick	2.750%	6/15/18	1,145	1,174
	Province of Ontario	1.600%	9/21/16	9,140	9,178
	Province of Ontario	1.100%	10/25/17	11,625	11,548
	Province of Ontario	1.200%	2/14/18	2,275	2,262
	Province of Ontario	3.000%	7/16/18	11,926	12,326
	Province of Ontario	4.000%	10/7/19	5,475	5,856
	Province of Ontario	4.400%	4/14/20	3,175	3,469
	Quebec	3.500%	7/29/20	10,575	11,186
	Quebec	2.750%	8/25/21	9,225	9,339
	Quebec	7.500%	7/15/23	1,335	1,744
7,10	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	625	665
7,10	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.832%	9/30/16	570	583
	Republic of Korea	5.125%	12/7/16	2,275	2,352
	Republic of Korea	7.125%	4/16/19	3,175	3,680
	Republic of Poland	6.375%	7/15/19	15,000	17,138
	Republic of Poland	5.125%	4/21/21	7,115	7,912
	Republic of Poland	5.000%	3/23/22	3,275	3,632
	Republic of Poland	4.000%	1/22/24	15,400	16,193
10	Republic of Slovakia	4.375%	5/21/22	2,275	2,526
10	Sinopec Group Overseas Development 2012
	Ltd.	2.750%	5/17/17	1,450	1,465
	State of Israel	5.125%	3/26/19	6,825	7,507
10	State of Qatar	3.125%	1/20/17	2,275	2,315
	Statoil ASA	5.250%	4/15/19	4,550	4,957
	Statoil ASA	3.150%	1/23/22	7,065	7,003
	Statoil ASA	2.450%	1/17/23	1,825	1,726
	Statoil ASA	3.700%	3/1/24	6,300	6,357
10	Temasek Financial I Ltd.	2.375%	1/23/23	1,750	1,717
Total Sovereign Bonds (Cost $471,450)					476,068

Taxable Municipal Bonds (0.1%)
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.995%	7/1/20	2,050	2,079
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-EGSL	3.220%	2/1/21	2,986	3,054
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-ELL	3.450%	2/1/22	1,433	1,477
University of California Revenue	2.054%	5/15/18	900	913
Total Taxable Municipal Bonds (Cost $7,368)				7,523
			Shares
Temporary Cash Investment (5.9%)
Money Market Fund (5.9%)
15 Vanguard Market Liquidity Fund (Cost
$471,686)	0.363%		471,685,947	471,686
Total Investments (103.3%) (Cost $8,245,471)				8,265,037
Other Assets and Liabilities-Net (-3.3%)				(260,791)
Net Assets (100%)				8,004,246

1 Securities with a value of $1,911,000 have been segregated as initial margin for open cleared swap contracts.
2 Securities with a value of $725,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3 Securities with a value of $5,878,000 have been segregated as initial margin for open futures contracts.
4 Securities with a value of $728,000 have been segregated as collateral for open over-the-counter swap contracts.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
8 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2015.
9 Adjustable-rate security.
10 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the aggregate value of these securities was $346,068,000, representing 4.3% of net assets.
11 Guaranteed by multiple countries.
12 Guaranteed by the Government of Japan.
13 Guaranteed by the Federal Republic of Germany.
14 U.S. government-guaranteed.
15 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value.

Vanguard Institutional Intermediate-Term Bond Fund

Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At December 31, 2015, counterparties had deposited in segregated accounts cash with a value of $260,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2015, based on the inputs used to value them:

Vanguard Institutional Intermediate-Term Bond Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	4,749,029	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	949,865	—
Corporate Bonds	—	1,610,866	—
Sovereign Bonds	—	476,068	—
Taxable Municipal Bonds	—	7,523	—
Temporary Cash Investments	471,686	—	—
Futures Contracts—Assets[1]	1,042	—	—
Futures Contracts—Liabilities[1]	(105)	—	—
Swap Contracts—Assets	69	209	—
Swap Contracts—Liabilities	(196)	(87)	—
Total	472,496	7,793,473	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At December 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short )	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	March 2016	1,460	317,162	(150)
10-Year U.S. Treasury Note	March 2016	1,859	234,060	(45)
5-Year U.S. Treasury Note	March 2016	1,555	183,988	(512)
Ultra Long U.S. Treasury Bond	March 2016	(58)	(9,204)	35
30-Year U.S. Treasury Bond	March 2016	9	1,384	1
				(671)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Institutional Intermediate-Term Bond Fund

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any

Vanguard Institutional Intermediate-Term Bond Fund

difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At period ended December 31, 2015, the fund had the following open swap contracts:

Vanguard Institutional Intermediate-Term Bond Fund

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating

Federation of Malaysia/A3	12/20/20	GSCM	3,000	169	1.000	53

Federation of Malaysia/A3	12/20/20	BNPSW	3,867	146	1.000	(3)

Federation of Malaysia/A3	12/20/20	GSCM	7,500	301	1.000	11

Peoples’ Republic of China/Aa3	9/20/20	BNPSW	5,000	32	1.000	21

Peoples’ Republic of China/Aa3	9/20/20	BNPSW	5,000	41	1.000	29

Peoples’ Republic of China/Aa3	12/20/20	JPMC	6,400	91	1.000	59

Republic of Chile/Aa3	12/20/20	JPMC	2,500	23	1.000	(12)

Republic of Chile/Aa3	12/20/20	JPMC	7,400	69	1.000	(36)

Republic of Chile/Aa3	12/20/20	JPMC	5,000	100	1.000	30

Republic of Chile/Aa3	12/20/20	BARC	8,000	119	1.000	6
			53,667			158

Credit Protection Purchased
El Du Pont De Nemours & Co.	9/20/18	BNPSW	1,550	21	(1.000)	(11)
El Du Pont De Nemours & Co.	9/20/18	GSCM	1,550	21	(1.000)	(10)
Wells Fargo & Co.	9/20/20	BOANA	3,740	72	(1.000)	(15)
			6,840			(36)
						122

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
BARC--Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.

Vanguard Institutional Intermediate-Term Bond Fund

Centrally Cleared Interest Rate Swaps

				Fixed Interest			Unrealized
			Notional	Rate Received	Floating Interest		Appreciation
	Termination		Amount	(Paid)	Rate Received		(Depreciation)
	Date	Clearinghouse	($000)	(%)	(Paid) (%)		($000)
	3/15/17	CME	60,000	0.883	(0.331)	1	94
	3/16/17	CME	37,270	(1.000)	0	2	28
	8/15/17	LCH	80,000	0.981	(0.331)	1	114
	3/15/18	CME	28,000	0.899	(0.331)	1	(96)
	3/16/18	CME	59,441	1.500	0	2	(113)
	9/15/18	CME	5,920	1.544	(0.331)	1	57
	1/15/19	CME	25,000	(1.549)	0.331	1	(220)
	8/15/19	LCH	20,000	(1.524)	0.331	1	(123)
	3/16/20	CME	46,209	(2.000)	0	2	148
	8/15/20	LCH	50,000	(1.486)	0.331	1	46
	3/15/21	CME	10,000	1.823	(0.331)	1	110
	3/16/21	CME	9,049	(2.000)	0	2	35
	3/16/23	CME	9,053	(2.250)	0	2	47
							127
	CME—Chicago Mercantile Exchange.
	LCH—London Clearing House.
1	Based on 1-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
2	Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

G. At December 31, 2015, the cost of investment securities for tax purposes was $8,245,471,000. Net unrealized appreciation of investment securities for tax purposes was $19,566,000, consisting of unrealized gains of $59,167,000 on securities that had risen in value since their purchase and $39,601,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Vanguard Institutional Short-Term Bond Fund

Schedule of Investments
As of December 31, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (31.3%)
U.S. Government Securities (8.4%)
	United States Treasury Note/Bond	0.500%	9/30/16	2,100	2,097
	United States Treasury Note/Bond	0.500%	2/28/17	52,600	52,394
	United States Treasury Note/Bond	0.875%	2/28/17	126,100	126,178
	United States Treasury Note/Bond	0.625%	8/31/17	35,000	34,776
	United States Treasury Note/Bond	0.625%	9/30/17	44,250	43,945
	United States Treasury Note/Bond	0.875%	10/15/17	21,830	21,765
1	United States Treasury Note/Bond	0.875%	11/15/17	65,500	65,285
	United States Treasury Note/Bond	0.625%	11/30/17	69,900	69,332
2	United States Treasury Note/Bond	2.250%	11/30/17	27,200	27,804
	United States Treasury Note/Bond	1.000%	12/15/17	78,050	77,952
	United States Treasury Note/Bond	1.000%	12/31/17	5,750	5,744
3	United States Treasury Note/Bond	0.875%	1/15/18	35,500	35,339
	United States Treasury Note/Bond	1.000%	2/15/18	11,400	11,368
	United States Treasury Note/Bond	1.000%	5/31/18	7,700	7,661
	United States Treasury Note/Bond	1.125%	6/15/18	22,700	22,654
	United States Treasury Note/Bond	1.250%	11/15/18	33,400	33,348
	United States Treasury Note/Bond	1.250%	12/15/18	189,300	188,916
	United States Treasury Note/Bond	1.250%	1/31/19	19,000	18,941
	United States Treasury Note/Bond	1.375%	3/31/20	200	198
	United States Treasury Note/Bond	1.375%	4/30/20	30	30
	United States Treasury Note/Bond	2.000%	11/30/20	8,100	8,182
					853,909
Agency Bonds and Notes (22.9%)
4	AID-Jordan	2.578%	6/30/22	13,750	13,920
5	Federal Farm Credit Banks	1.110%	2/20/18	26,000	25,953
5	Federal Home Loan Banks	0.375%	2/19/16	101,750	101,758
5	Federal Home Loan Banks	1.000%	3/11/16	13,750	13,767
5	Federal Home Loan Banks	0.500%	9/28/16	156,600	156,306
5	Federal Home Loan Banks	0.625%	11/23/16	76,750	76,626
5	Federal Home Loan Banks	1.625%	12/9/16	10,500	10,578
5	Federal Home Loan Banks	4.750%	12/16/16	10,000	10,371
5	Federal Home Loan Banks	0.875%	3/10/17	38,100	38,091
5	Federal Home Loan Banks	0.625%	5/30/17	18,750	18,648
5	Federal Home Loan Banks	0.750%	8/28/17	83,500	83,057
5	Federal Home Loan Banks	0.625%	10/26/17	29,500	29,252
6	Federal Home Loan Mortgage Corp.	0.400%	3/15/16	101,000	101,013
6	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	16,500	16,728
6	Federal Home Loan Mortgage Corp.	0.500%	5/13/16	11,250	11,250
6	Federal Home Loan Mortgage Corp.	2.000%	8/25/16	65,400	65,931
6	Federal Home Loan Mortgage Corp.	0.500%	1/27/17	238,950	238,052
6	Federal Home Loan Mortgage Corp.	0.875%	2/22/17	148,000	148,015
6	Federal Home Loan Mortgage Corp.	1.000%	3/8/17	229,500	229,833
6	Federal Home Loan Mortgage Corp.	0.750%	7/14/17	30,000	29,861
6	Federal Home Loan Mortgage Corp.	1.000%	9/29/17	31,200	31,143
6	Federal Home Loan Mortgage Corp.	1.000%	12/15/17	182,250	181,774
6	Federal Home Loan Mortgage Corp.	0.750%	1/12/18	156,800	155,500
6	Federal Home Loan Mortgage Corp.	1.750%	5/30/19	50,000	50,363
6	Federal Home Loan Mortgage Corp.	1.250%	10/2/19	50,300	49,589

6	Federal National Mortgage Assn.	5.000%	3/15/16	47,750	48,188
6	Federal National Mortgage Assn.	0.500%	3/30/16	4,500	4,501
6	Federal National Mortgage Assn.	0.625%	8/26/16	2,350	2,349
6	Federal National Mortgage Assn.	1.375%	11/15/16	40,150	40,349
6	Federal National Mortgage Assn.	1.250%	1/30/17	3,000	3,013
6	Federal National Mortgage Assn.	5.000%	2/13/17	8,250	8,625
6	Federal National Mortgage Assn.	1.125%	4/27/17	44,850	44,925
6	Federal National Mortgage Assn.	5.000%	5/11/17	19,000	20,017
6	Federal National Mortgage Assn.	5.375%	6/12/17	35,600	37,801
6	Federal National Mortgage Assn.	1.000%	9/27/17	18,500	18,467
6	Federal National Mortgage Assn.	0.875%	10/26/17	3,150	3,136
6	Federal National Mortgage Assn.	1.125%	10/19/18	62,800	62,413
6	Federal National Mortgage Assn.	1.125%	12/14/18	126,650	125,647
6	Federal National Mortgage Assn.	1.750%	9/12/19	13,250	13,311
6	Federal National Mortgage Assn.	1.500%	11/30/20	18,100	17,793
5	Financing Corp.	0.000%	11/2/18	3,090	2,966
					2,340,880
Conventional Mortgage-Backed Securities (0.0%)
6,7	Freddie Mac Gold Pool	6.000%	4/1/28	14	15
Total U.S. Government and Agency Obligations (Cost $3,201,435)					3,194,804
Asset-Backed/Commercial Mortgage-Backed Securities (26.7%)
7	AEP Texas Central Transition Funding III LLC
	2012-1	0.880%	12/1/18	5,034	5,002
7	Ally Auto Receivables Trust 2014-SN1	0.950%	6/20/18	13,601	13,574
7	Ally Auto Receivables Trust 2014-SN2	1.210%	2/20/19	19,400	19,312
7	Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	5,445	5,416
7	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	6,230	6,186
7	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	10,990	10,932
7	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	33,047	32,861
7,8	Ally Master Owner Trust Series 2014-1	0.800%	1/15/19	16,509	16,479
7	Ally Master Owner Trust Series 2014-1	1.290%	1/15/19	20,121	20,098
7	Ally Master Owner Trust Series 2014-3	1.330%	3/15/19	42,211	42,069
7	Ally Master Owner Trust Series 2014-5	1.600%	10/15/19	24,060	23,945
7	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	72,490	71,719
7,8	American Express Credit Account Secured
	Note Trust 2012-4	0.570%	5/15/20	25,038	24,970
7,8	American Express Credit Account Secured
	Note Trust 2013-1	0.750%	2/16/21	23,451	23,433
7,8	American Express Credit Account Secured
	Note Trust 2013-2	0.750%	5/17/21	12,663	12,663
7,8	American Express Credit Account Secured
	Note Trust 2013-3	0.701%	12/15/21	38,834	38,679
7,8	American Express Issuance Trust II 2013-1	0.610%	2/15/19	38,477	38,324
7,8	American Express Issuance Trust II 2013-2	0.761%	8/15/19	11,072	11,060
7,9	Americold 2010 LLC Trust Series 2010-ART	4.954%	1/14/29	4,021	4,427
7,8,9 Arran Residential Mortgages Funding 2011-1
	PLC	1.817%	11/19/47	766	768
7,9	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	559	582
7,8	BA Credit Card Trust 2014-A1	0.710%	6/15/21	84,098	83,923
7	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	530	543
7,8,9 Bank of America Student Loan Trust 2010-1A		1.120%	2/25/43	6,194	6,112
	Bank of Nova Scotia	1.850%	4/14/20	20,490	20,139
7	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.533%	9/11/41	2,008	2,041
7	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.722%	6/11/40	4,876	5,028

7,8,9 BMW Floorplan Master Owner Trust 2015-1A		0.830%	7/15/20	24,145	23,971
7	BMW Vehicle Owner Trust 2015-2	1.550%	2/20/19	12,160	12,069
7,8	Brazos Higher Education Authority Inc. Series
	2005-3	0.803%	6/25/26	3,479	3,346
7,8	Brazos Higher Education Authority Inc. Series
	2011-1	1.182%	2/25/30	5,641	5,606
7	Cabela's Credit Card Master Note Trust 2015-
	1A	2.260%	3/15/23	5,500	5,475
7,8	Cabela's Credit Card Master Note Trust 2015-
	2A	1.001%	7/17/23	12,475	12,439
9	Canadian Imperial Bank of Commerce	2.250%	7/21/20	15,060	15,045
7,8	Capital One Multi-Asset Execution Trust 2014-
	A3	0.710%	1/18/22	38,989	38,853
7	Capital One Multi-Asset Execution Trust 2015-
	A2	2.080%	3/15/23	38,740	38,420
7	Capital One Multi-asset Execution Trust 2015-
	A4	2.750%	5/15/25	30,370	30,639
7	Capital One Multi-asset Execution Trust 2015-
	A8	2.050%	8/15/23	40,000	39,462
7	Carmax Auto Owner Trust 2014-4	1.810%	7/15/20	8,300	8,256
7	Carmax Auto Owner Trust 2015-1	1.830%	7/15/20	3,070	3,049
7	Carmax Auto Owner Trust 2015-2	1.800%	3/15/21	6,530	6,465
7	Carmax Auto Owner Trust 2015-3	1.980%	2/16/21	5,075	5,043
7	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	11,516	11,580
7,9	CFCRE Commercial Mortgage Trust 2011-C2	5.574%	12/15/47	1,609	1,854
7,8	Chase Issuance Trust 2013-A6	0.750%	7/15/20	14,070	14,063
7,8	Chase Issuance Trust 2013-A9	0.750%	11/16/20	46,901	46,809
7	Chase Issuance Trust 2014-A2	2.770%	3/15/23	21,012	21,368
7,9	Chrysler Capital Auto Receivables Trust 2013-
	AA	1.340%	12/17/18	8,553	8,539
7,9	Chrysler Capital Auto Receivables Trust 2015-
	BA	2.260%	10/15/20	11,170	11,134
7,9	Cit Equipment Collateral 2013-VT1	1.130%	7/20/20	15,460	15,446
7,8	Citibank Credit Card Issuance Trust 2008-A2	1.569%	1/23/20	30,955	31,377
7,8	Citibank Credit Card Issuance Trust 2008-A7	1.777%	5/20/20	2,044	2,091
7,8	Citibank Credit Card Issuance Trust 2013-A2	0.698%	5/26/20	54,482	54,312
7,8	Citibank Credit Card Issuance Trust 2013-A2	0.723%	9/10/20	88,456	88,364
7	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	41,086	41,964
7	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	49,225	49,464
7	Citigroup Commercial Mortgage Trust 2006-
	C5	5.431%	10/15/49	1,512	1,538
7	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	1,295	1,300
7,9	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	349	362
7	Citigroup Commercial Mortgage Trust 2013-
	GC11	1.987%	4/10/46	3,883	3,878
7	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	1,270	1,268
7	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	355	375
7	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	3,160	3,317
7	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.477%	5/10/47	66	68
7	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	610	625

7	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	1,757	1,824
7	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	395	403
7	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	135	137
7	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	490	489
7	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	3,040	3,093
7	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	2,585	2,647
7	CNH Equipment Trust 2041-A	1.500%	5/15/20	15,196	15,075
7	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	5,499	5,686
7	COMM 15-CR22 Mortgage Trust	3.309%	3/10/48	440	437
7	COMM 2006-C8 Mortgage Trust	5.292%	12/10/46	1,602	1,641
7	COMM 2006-C8 Mortgage Trust	5.306%	12/10/46	8,237	8,390
7	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	492	497
7	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	700	730
7	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	1,075	1,067
7	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	396	391
7	COMM 2012-CR3 Mortgage Trust	2.822%	10/15/45	1,287	1,274
7	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	760	808
7	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	665	712
7	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	673	704
7	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	965	1,021
7	COMM 2013-CCRE9 Mortgage Trust	4.233%	7/10/45	3,495	3,763
7,9	COMM 2013-CCRE9 Mortgage Trust	4.257%	7/10/45	2,461	2,622
7	COMM 2013-CR13 Mortgage Trust	4.194%	11/10/23	1,025	1,093
7,9	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	516	543
7	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	130	139
7	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	828	825
7,9	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	1,009	1,000
7	COMM 2014-CCRE14 Mortgage Trust	3.743%	2/10/47	349	366
7	COMM 2014-CR14 Mortgage Trust	4.236%	2/10/47	347	372
7	COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	871	912
7	COMM 2014-CR17 Mortgage Trust	4.174%	5/10/47	272	286
7	COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	100	104
7	COMM 2014-CR18 Mortgage Trust	3.828%	7/15/47	3,030	3,145
7	COMM 2014-CR20 Mortgage Trust	3.590%	11/10/47	2,580	2,620
7	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,400	1,456
7	COMM 2014-LC19 Mortgage Trust	3.040%	2/10/48	30	30
7	COMM 2015-CR24 Mortgage Trust	3.445%	8/10/55	300	310
7	COMM 2015-CR25 Mortgage Trust	3.759%	8/10/48	525	537
7	COMM 2015-CR26 Mortgage Trust	3.630%	10/10/48	4,960	5,015
7	COMM 2015-CR27 Mortgage Trust	3.612%	10/10/48	2,800	2,830
9	Commonwealth Bank of Australia	2.000%	6/18/19	21,387	21,302
9	Commonwealth Bank of Australia	2.125%	7/22/20	15,300	15,098
7	CSAIL Commercial Mortgage Trust 2015-C3	3.718%	8/15/48	1,300	1,327
7	CSAIL Commercial Mortgage Trust 2015-C4	3.808%	11/15/48	650	665
7	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	40,670	40,188
7,8	Discover Card Execution Note Trust 2013-A1	0.631%	8/17/20	14,272	14,239
7,8	Discover Card Execution Note Trust 2013-A6	0.781%	4/15/21	16,718	16,700
7	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	44,000	43,608
9	DNB Boligkreditt AS	1.450%	3/21/18	4,035	4,009
7,9	Enterprise Fleet Financing LLC Series 2012-2	0.930%	4/20/18	1,578	1,577
7,9	Enterprise Fleet Financing LLC Series 2013-2	1.510%	3/20/19	5,817	5,804

7,9	Enterprise Fleet Financing LLC Series 2015-2	2.090%	2/22/21	12,450	12,269
7,8	First National Master Note Trust 2013-2	0.861%	10/15/19	13,527	13,515
7,8	First National Master Note Trust 2015-1	1.100%	9/15/20	10,640	10,655
7	Ford Credit Auto Lease Trust 2015-A	1.310%	8/15/18	5,400	5,357
7	Ford Credit Auto Lease Trust 2015-B	1.540%	2/15/19	9,300	9,226
7,9	Ford Credit Auto Owner Trust 2014-1	2.260%	11/15/25	13,150	13,159
7,9	Ford Credit Auto Owner Trust 2015-2	2.440%	1/15/27	37,000	36,864
7	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	16,855	16,755
7	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	5,159	5,185
7	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.490%	9/15/19	30,271	30,059
7,8	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	0.830%	2/15/21	42,840	42,708
7	Ford Credit Floorplan Master Owner Trust A
	Series 2015-2	1.980%	1/15/22	4,410	4,359
7	Ford Credit Floorplan Master Owner Trust A
	Series 2015-5	2.390%	8/15/22	36,500	36,462
7	GE Capital Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	16,577	16,630
7	GE Capital Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	31,532	31,339
7,8	GE Dealer Floorplan Master Note Trust Series
	2012-2	1.152%	4/22/19	5,326	5,330
7,8	GE Dealer Floorplan Master Note Trust Series
	2014-1	0.782%	7/20/19	38,600	38,439
7,8	GE Dealer Floorplan Master Note Trust Series
	2014-2	0.852%	10/20/19	20,200	20,121
7,8	GE Dealer Floorplan Master Note Trust Series
	2015-2	1.052%	1/20/22	12,350	12,067
7,9	GM Financial Leasing Trust 2014-1A	1.300%	5/21/18	16,750	16,717
7	GM Financial Leasing Trust 2015-1	1.730%	6/20/19	3,120	3,099
7	GM Financial Leasing Trust 2015-3	1.690%	3/20/19	14,430	14,320
7	GM Financial Leasing Trust 2015-3	1.810%	11/20/19	1,490	1,477
7,9	Golden Credit Card Trust 2012-2A	1.770%	1/15/19	25,147	25,174
7,8,9 Golden Credit Card Trust 2014-2A		0.781%	3/15/21	25,233	25,115
7,9	Great America Leasing Receivables 2013-1	1.160%	5/15/18	4,454	4,446
7,9	Great America Leasing Receivables 2014-1	1.470%	8/15/20	4,690	4,660
7	GS Mortgage Securities Trust 2006-GG8	5.560%	11/10/39	4,059	4,112
7,9	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	117	130
7	GS Mortgage Securities Trust 2013-GC13	4.036%	7/10/46	1,790	1,910
7	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	1,558	1,556
7	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	3,995	4,178
7	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	150	154
7	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	1,070	1,096
7	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	4,640	4,650
7	Harley-Davidson Motorcycle Trust 2013-1	0.870%	7/15/19	6,992	6,965
7	Harley-Davidson Motorcycle Trust 2014-1	1.550%	10/15/21	23,451	23,320
7,9	Hertz Vehicle Financing LLC 2015-3	2.670%	9/25/21	21,050	20,814
7,9	Hilton USA Trust 2013-HLT	2.662%	11/5/30	746	745
7	Honda Auto Receivables 2014-4 Owner Trust	1.460%	10/15/20	3,580	3,567
7	Honda Auto Receivables 2015-4 Owner Trust	1.440%	1/21/22	23,540	23,224
7,9	Hyundai Auto Lease Securitization Trust
	2014-A	1.010%	9/15/17	18,667	18,642
7	Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	11,030	10,971
8	Illinois Student Assistance Commission Series
	2010-1	1.370%	4/25/22	3,172	3,172
7,9	Irvine Core Office Trust 2013-IRV	3.173%	5/15/48	2,382	2,370

7	John Deere Owner Trust 2015-B	1.780%	6/15/22	1,845	1,837
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP6	5.471%	4/15/43	3,502	3,513
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP10	5.439%	1/15/49	3,049	3,135
7,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	150	156
7,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	275	282
7,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	478	505
7,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	2,143	2,235
7,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	4,070	4,425
7,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.323%	8/15/46	673	763
7,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	6,791	7,461
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	559	556
7,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	673	685
7,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	1,062	1,070
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	3,009	3,184
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	469	490
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	205	216
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	1,000	1,064
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	1.855%	4/15/46	3,883	3,876
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	1,351	1,344
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	2,719	2,821
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.025%	7/15/45	1,425	1,496
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	342	359
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	210	224
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	194	203
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	1,856	1,999
7	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	1,165	1,236
7	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	544	581
7	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.428%	8/15/47	60	61
7	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	970	996

7	JPMBB Commercial Mortgage Securities
	Trust 2015-C32	3.598%	11/15/48	2,820	2,872
7	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.562%	12/15/48	150	153
7	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.770%	12/15/48	1,860	1,904
7,8,9 Lanark Master Issuer plc 2012-2A		1.778%	12/22/54	17,812	17,839
7,8,9 Lanark Master Issuer plc 2013-1A		0.878%	12/22/54	25,088	25,034
7	LB-UBS Commercial Mortgage Trust 2006-C3	5.641%	3/15/39	4,370	4,372
7	LB-UBS Commercial Mortgage Trust 2006-C6	5.342%	9/15/39	3,426	3,482
7	LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	1,974	2,014
7	LB-UBS Commercial Mortgage Trust 2008-C1	6.087%	4/15/41	3,409	3,643
7,9	M&T Bank Auto Receivables Trust 2013-1A	1.570%	8/15/18	10,430	10,454
7,9	Macquarie Equipment Funding Trust 2012-A	0.850%	10/22/18	364	364
7,8	MBNA Credit Card Master Note Trust 2004-
	A3	0.591%	8/16/21	4,073	4,043
7	Mercedes-Benz Auto Lease Trust 2015-B	1.530%	5/17/21	18,000	17,862
7	Merrill Lynch Mortgage Trust 2006-C2	5.739%	8/12/43	767	776
7	ML-CFC Commercial Mortgage Trust 2006-2	5.880%	6/12/46	2,390	2,408
7	ML-CFC Commercial Mortgage Trust 2007-6	5.331%	3/12/51	749	748
7,9	MMAF Equipment Finance LLC 2009-A	3.510%	1/15/30	14	14
7,9	MMAF Equipment Finance LLC 2011-A	2.100%	7/15/17	3,136	3,141
7,9	MMAF Equipment Finance LLC 2011-A	3.040%	8/15/28	8,922	9,052
7,9	MMAF Equipment Finance LLC 2012-A	1.680%	5/11/20	8,508	8,443
7,9	MMAF Equipment Finance LLC 2012-A	1.980%	6/10/32	3,988	3,975
7,9	MMAF Equipment Finance LLC 2012-A	2.570%	6/9/33	7,037	7,038
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.176%	8/15/45	1,670	1,695
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.792%	8/15/45	337	349
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C6	2.858%	11/15/45	896	891
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.081%	7/15/46	4,024	4,280
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.960%	8/15/46	660	703
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	4.214%	8/15/46	130	139
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	3.824%	10/15/46	388	408
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C13	4.039%	11/15/46	75	79
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.064%	2/15/47	194	205
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.384%	2/15/47	194	208
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	4.051%	4/15/47	1,730	1,825
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	3.892%	6/15/47	2,104	2,192
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.094%	6/15/47	361	375
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C22	3.306%	4/15/48	1,005	993
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C23	3.719%	7/15/50	2,600	2,656
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C25	3.383%	10/15/48	2,010	2,045

7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C25	3.635%	10/15/48	3,920	3,963
7	Morgan Stanley Capital I Trust 2006-HQ9	5.728%	7/12/44	5,256	5,323
7	Morgan Stanley Capital I Trust 2006-IQ12	5.319%	12/15/43	1,881	1,922
7,9	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	1,578	1,589
7	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	2,050	2,091
7,8	Navient Student Loan Trust 2014-1	0.932%	6/25/31	8,000	7,629
7,8	Navient Student Loan Trust 2014-8	0.862%	4/25/23	30,970	30,537
7,8	Navient Student Loan Trust 2015-3	1.072%	6/26/56	16,600	16,290
7	Nissan Auto Lease Trust 2014-A	1.040%	10/15/19	18,761	18,715
7	Nissan Auto Lease Trust 2015-A	1.580%	5/17/21	3,085	3,073
7	Nissan Auto Receivables 2015-B Owner Trust	1.500%	9/15/21	27,560	27,243
7	Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	2,970	2,953
7	Nissan Master Owner Trust Receivables
	Series 2015-A	1.440%	1/15/20	2,400	2,383
9	Norddeutsche Landesbank Girozentrale	2.000%	2/5/19	15,050	15,041
8	North Carolina State Education Assistance
	Authority 2011-1	1.220%	1/26/26	3,170	3,169
7,9	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	602	653
	Royal Bank of Canada	1.875%	2/5/20	4,900	4,817
7,8	SLM Student Loan Trust 2003-14	0.550%	1/25/23	10,600	10,484
7,8	SLM Student Loan Trust 2005-5	0.420%	4/25/25	11,494	11,332
7,8	SLM Student Loan Trust 2005-6	0.430%	7/27/26	3,235	3,194
7,8	SLM Student Loan Trust 2013-6	0.922%	2/25/21	22,285	22,203
7,8	SLM Student Loan Trust 2014-1	0.802%	7/26/21	17,081	16,900
7	SMART ABS Series 2012-4US Trust	0.970%	3/14/17	1,098	1,096
7	SMART ABS Series 2012-4US Trust	1.250%	8/14/18	2,596	2,589
7	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	4,370	4,349
7	SMART ABS Series 2014-1US Trust	1.680%	12/14/19	4,409	4,374
9	SpareBank 1 Boligkreditt AS	1.250%	5/2/18	3,097	3,055
7,9	SpareBank 1 Boligkreditt AS	1.750%	11/15/20	8,341	8,156
9	Swedbank Hypotek AB	1.375%	3/28/18	3,868	3,840
7	Synchrony Credit Card Master Note Trust
	2014-1	1.610%	11/15/20	44,200	44,013
7	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	12,680	12,633
7	Synchrony Credit Card Master Note Trust
	2015-2	1.600%	4/15/21	14,360	14,273
7	Synchrony Credit Card Master Note Trust
	2015-3	2.380%	9/15/23	21,730	21,591
7	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	192	202
7,9	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	2,772	2,828
7	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	1,018	1,005
7,9	VNO 2012-6AVE Mortgage Trust	2.996%	11/15/30	2,552	2,517
7	Volkswagen Auto Lease Trust 2014-A	0.990%	7/20/18	9,943	9,899
7	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29	5.297%	11/15/48	3,262	3,336
7	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	725	726
7	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	259	265
7	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	407	431
7	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	1,743	1,858
7	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.299%	7/15/46	272	292

7	Wells Fargo Commercial Mortgage Trust
	2015-C26	2.991%	2/15/48	120	120
7	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	240	236
7	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.400%	6/15/48	400	405
7	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	6,400	6,497
7	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.411%	9/15/58	2,960	2,946
7	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	2,520	2,622
7	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.556%	12/15/47	250	257
7	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	12/15/47	745	765
9	Westpac Banking Corp.	1.850%	11/26/18	13,270	13,207
9	Westpac Banking Corp.	2.250%	11/9/20	13,440	13,255
7,9	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	1,199	1,299
7	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	1,166	1,200
7	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	584	619
7	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	751	751
7	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	3,180	3,157
7	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	440	447
7	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	464	487
7	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	440	471
7	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	167	174
7	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	442	463
7	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	878	931
7	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	70	74
7	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	600	629
7	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	1,155	1,180
7	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.522%	3/15/47	20	21
7	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	438	465
7	World Financial Network Credit Card Master
	Note Trust Series 2012-D	2.150%	4/17/23	20,637	20,615
7	World Financial Network Credit Card Master
	Note Trust Series 2013-A	1.610%	12/15/21	6,191	6,164
7,8	World Financial Network Credit Card Master
	Note Trust Series 2014-A	0.710%	12/15/19	29,548	29,547
7,8	World Financial Network Credit Card Master
	Note Trust Series 2015-A	0.811%	2/15/22	11,160	11,092
7	World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	6,400	6,370
7	World Omni Auto Receivables Trust 2014-B	1.680%	12/15/20	12,760	12,635
7	World Omni Automobile Lease Securitization
	Trust 2015-A	1.730%	12/15/20	3,200	3,199
7,8,9 World Omni Master Owner Trust 2013-1		0.681%	2/15/18	13,393	13,390
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,744,696)					2,732,082

Corporate Bonds (31.5%)
Finance (17.1%)
Banking (16.2%)
Abbey National Treasury Services plc	1.375%	3/13/17	22,170	22,071
Abbey National Treasury Services plc	1.650%	9/29/17	15,910	15,873
Abbey National Treasury Services plc	3.050%	8/23/18	11,250	11,539
Abbey National Treasury Services plc	2.000%	8/24/18	10,115	10,094
9 ABN AMRO Bank NV	2.500%	10/30/18	2,750	2,768
American Express Credit Corp.	2.800%	9/19/16	21,530	21,800
American Express Credit Corp.	1.550%	9/22/17	3,000	2,999
American Express Credit Corp.	1.875%	11/5/18	7,642	7,604
Australia & New Zealand Banking Group Ltd.	1.250%	1/10/17	9,640	9,656
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	4,590	4,611
Bank of America Corp.	1.750%	6/5/18	1,221	1,213
Bank of America NA	1.125%	11/14/16	6,430	6,416
Bank of America NA	1.250%	2/14/17	37,470	37,403
Bank of America NA	1.650%	3/26/18	15,965	15,856
Bank of America NA	2.050%	12/7/18	16,080	16,019
Bank of Montreal	2.500%	1/11/17	6,143	6,214
Bank of Montreal	1.300%	7/14/17	6,000	5,989
Bank of Montreal	1.400%	4/10/18	2,830	2,805
Bank of Montreal	1.800%	7/31/18	6,855	6,844
Bank of New York Mellon Corp.	4.600%	1/15/20	2,300	2,490
Bank of Nova Scotia	1.375%	7/15/16	14,160	14,194
Bank of Nova Scotia	2.550%	1/12/17	12,900	13,079
Bank of Nova Scotia	1.300%	7/21/17	30,420	30,334
Bank of Nova Scotia	1.375%	12/18/17	3,625	3,612
Bank of Nova Scotia	1.700%	6/11/18	11,630	11,600
Bank of Nova Scotia	2.050%	10/30/18	9,095	9,127
Bank of Nova Scotia	2.350%	10/21/20	4,575	4,533
9 Bank of Tokyo-Mitsubishi UFJ Ltd.	1.200%	3/10/17	18,370	18,266
9 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.150%	9/14/18	6,240	6,222
9 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.750%	9/14/20	5,392	5,386
BNP Paribas SA	1.250%	12/12/16	11,940	11,929
BNP Paribas SA	1.375%	3/17/17	22,217	22,183
BNP Paribas SA	2.375%	9/14/17	2,735	2,764
BPCE SA	1.625%	2/10/17	27,385	27,411
BPCE SA	1.625%	1/26/18	11,489	11,425
BPCE SA	2.500%	12/10/18	3,670	3,706
Branch Banking & Trust Co.	1.000%	4/3/17	5,510	5,477
Canadian Imperial Bank of Commerce	1.350%	7/18/16	8,260	8,280
Canadian Imperial Bank of Commerce	1.550%	1/23/18	1,255	1,248
Commonwealth Bank of Australia	1.125%	3/13/17	27,520	27,433
Commonwealth Bank of Australia	1.400%	9/8/17	22,300	22,298
Commonwealth Bank of Australia	1.900%	9/18/17	7,680	7,720
Commonwealth Bank of Australia	1.625%	3/12/18	7,300	7,280
Commonwealth Bank of Australia	2.500%	9/20/18	8,165	8,289
Commonwealth Bank of Australia	1.750%	11/2/18	6,137	6,097
Commonwealth Bank of Australia	2.300%	9/6/19	16,765	16,728
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	9,730	9,930
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	1.700%	3/19/18	5,500	5,470
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/19	11,020	11,067
Credit Suisse	1.375%	5/26/17	9,470	9,422
Credit Suisse	1.750%	1/29/18	12,090	12,052
Credit Suisse	1.700%	4/27/18	13,685	13,582

Deutsche Bank AG	1.350%	5/30/17	13,770	13,682
Deutsche Bank AG	1.875%	2/13/18	12,300	12,226
Fifth Third Bank	2.150%	8/20/18	6,448	6,452
Goldman Sachs Group Inc.	5.750%	10/1/16	3,950	4,074
Goldman Sachs Group Inc.	6.250%	9/1/17	16,510	17,674
Goldman Sachs Group Inc.	5.950%	1/18/18	21,905	23,563
Goldman Sachs Group Inc.	2.375%	1/22/18	39,705	40,037
Goldman Sachs Group Inc.	6.150%	4/1/18	24,760	26,884
Goldman Sachs Group Inc.	2.900%	7/19/18	34,109	34,774
Goldman Sachs Group Inc.	2.625%	1/31/19	11,570	11,663
Goldman Sachs Group Inc.	2.550%	10/23/19	9,769	9,762
HSBC Bank USA NA	6.000%	8/9/17	4,605	4,885
HSBC USA Inc.	1.500%	11/13/17	9,630	9,579
HSBC USA Inc.	1.625%	1/16/18	3,210	3,194
Huntington National Bank	2.200%	11/6/18	5,527	5,511
JPMorgan Chase & Co.	1.350%	2/15/17	38,460	38,378
JPMorgan Chase & Co.	2.000%	8/15/17	58,085	58,365
JPMorgan Chase & Co.	6.000%	1/15/18	46,352	49,979
JPMorgan Chase & Co.	1.800%	1/25/18	12,966	12,946
JPMorgan Chase & Co.	1.700%	3/1/18	29,082	28,938
JPMorgan Chase & Co.	2.200%	10/22/19	18,791	18,656
JPMorgan Chase & Co.	2.550%	10/29/20	5,487	5,438
JPMorgan Chase Bank NA	6.000%	10/1/17	11,790	12,617
Lloyds Bank plc	4.200%	3/28/17	3,210	3,311
Lloyds Bank plc	1.750%	5/14/18	6,160	6,147
Manufacturers & Traders Trust Co.	1.250%	1/30/17	9,180	9,152
9 Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	5,960	5,935
Morgan Stanley	5.550%	4/27/17	9,044	9,481
Morgan Stanley	1.875%	1/5/18	6,400	6,394
Morgan Stanley	2.125%	4/25/18	34,017	34,069
Morgan Stanley	2.500%	1/24/19	6,470	6,493
Morgan Stanley	2.375%	7/23/19	8,621	8,594
Morgan Stanley	5.625%	9/23/19	1,721	1,897
MUFG Americas Holdings Corp.	1.625%	2/9/18	4,800	4,747
MUFG Union Bank NA	5.950%	5/11/16	1,210	1,230
MUFG Union Bank NA	3.000%	6/6/16	11,480	11,576
MUFG Union Bank NA	1.500%	9/26/16	3,935	3,947
MUFG Union Bank NA	2.125%	6/16/17	4,820	4,852
MUFG Union Bank NA	2.625%	9/26/18	5,970	6,029
MUFG Union Bank NA	2.250%	5/6/19	4,580	4,577
National Australia Bank Ltd.	2.750%	3/9/17	3,670	3,731
National Australia Bank Ltd.	1.875%	7/23/18	9,070	9,060
National Australia Bank Ltd.	2.300%	7/25/18	3,860	3,887
National Bank of Canada	2.100%	12/14/18	6,815	6,809
9 Nordea Bank AB	1.875%	9/17/18	3,135	3,122
9 Nordea Bank AB	2.500%	9/17/20	4,860	4,831
PNC Bank NA	1.150%	11/1/16	4,202	4,201
PNC Bank NA	1.125%	1/27/17	6,620	6,608
PNC Bank NA	1.500%	10/18/17	15,560	15,545
PNC Bank NA	1.500%	2/23/18	11,800	11,727
PNC Bank NA	1.600%	6/1/18	15,200	15,084
PNC Bank NA	1.800%	11/5/18	15,736	15,656
PNC Funding Corp.	2.700%	9/19/16	7,953	8,034
Royal Bank of Canada	2.300%	7/20/16	3,675	3,702
Royal Bank of Canada	1.450%	9/9/16	6,430	6,453
Royal Bank of Canada	1.400%	10/13/17	7,320	7,317
Royal Bank of Canada	2.200%	7/27/18	10,136	10,232
Royal Bank of Canada	1.800%	7/30/18	2,411	2,404

Royal Bank of Canada	2.000%	12/10/18	5,235	5,245
Royal Bank of Canada	2.100%	10/14/20	23,750	23,364
Royal Bank of Canada	2.350%	10/30/20	11,989	11,858
Svenska Handelsbanken AB	3.125%	7/12/16	3,670	3,712
Svenska Handelsbanken AB	2.250%	6/17/19	5,500	5,507
Toronto-Dominion Bank	1.125%	5/2/17	11,020	10,991
Toronto-Dominion Bank	1.625%	3/13/18	31,935	31,917
Toronto-Dominion Bank	1.400%	4/30/18	5,340	5,305
Toronto-Dominion Bank	1.750%	7/23/18	9,210	9,212
UBS AG	1.800%	3/26/18	23,725	23,696
US Bank NA	1.100%	1/30/17	4,130	4,126
US Bank NA	1.375%	9/11/17	7,810	7,818
US Bank NA	1.350%	1/26/18	6,175	6,153
Wachovia Corp.	5.625%	10/15/16	4,590	4,739
Wachovia Corp.	5.750%	6/15/17	12,900	13,661
Wachovia Corp.	5.750%	2/1/18	12,660	13,678
Wells Fargo & Co.	3.676%	6/15/16	21,885	22,151
Wells Fargo & Co.	1.250%	7/20/16	10,977	10,995
Wells Fargo & Co.	2.100%	5/8/17	8,870	8,959
Wells Fargo & Co.	1.150%	6/2/17	6,900	6,878
Wells Fargo & Co.	1.400%	9/8/17	14,380	14,336
Wells Fargo & Co.	5.625%	12/11/17	3,210	3,445
Wells Fargo & Co.	1.500%	1/16/18	26,771	26,662
Wells Fargo & Co.	2.150%	1/15/19	9,122	9,170
Wells Fargo & Co.	2.125%	4/22/19	6,430	6,435
Westpac Banking Corp.	1.050%	11/25/16	3,310	3,309
Westpac Banking Corp.	1.200%	5/19/17	17,804	17,755
Westpac Banking Corp.	2.000%	8/14/17	12,860	12,942
Westpac Banking Corp.	1.600%	1/12/18	3,390	3,385
Westpac Banking Corp.	1.550%	5/25/18	19,060	18,918
Westpac Banking Corp.	2.250%	7/30/18	9,010	9,073
Westpac Banking Corp.	4.875%	11/19/19	2,750	3,002

Brokerage (0.2%)
Charles Schwab Corp.	1.500%	3/10/18	9,125	9,085
NYSE Euronext	2.000%	10/5/17	11,210	11,253

Insurance (0.6%)
ACE INA Holdings Inc.	2.300%	11/3/20	6,294	6,229
Berkshire Hathaway Inc.	1.900%	1/31/17	2,350	2,371
9 MassMutual Global Funding II	2.000%	4/5/17	9,180	9,263
9 MassMutual Global Funding II	2.100%	8/2/18	3,113	3,129
MetLife Inc.	1.903%	12/15/17	18,000	18,089
9 Metropolitan Life Global Funding I	3.000%	1/10/23	1,000	992
9 Reliance Standard Life Global Funding II	2.150%	10/15/18	15,550	15,444
UnitedHealth Group Inc.	1.450%	7/17/17	4,900	4,898
UnitedHealth Group Inc.	1.400%	12/15/17	2,295	2,287
UnitedHealth Group Inc.	1.900%	7/16/18	2,610	2,623

Real Estate Investment Trusts (0.1%)
Simon Property Group LP	6.100%	5/1/16	6,135	6,135
Simon Property Group LP	3.375%	3/15/22	2,230	2,301
				1,747,015
Industrial (12.2%)
Basic Industry (0.5%)
Air Products & Chemicals Inc.	1.200%	10/15/17	920	914
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	6,581	6,583

BHP Billiton Finance USA Ltd.	1.625%	2/24/17	23,815	23,679
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	3,320	3,451
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	4,590	4,506
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	2,060	2,269
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	1,940	1,984
Praxair Inc.	5.200%	3/15/17	90	94
Rio Tinto Finance USA plc	2.000%	3/22/17	5,360	5,332
Rio Tinto Finance USA plc	1.625%	8/21/17	4,760	4,680

Capital Goods (2.6%)
Boeing Capital Corp.	2.125%	8/15/16	2,350	2,367
Boeing Capital Corp.	2.900%	8/15/18	3,000	3,098
Boeing Capital Corp.	4.700%	10/27/19	4,590	5,037
Boeing Co.	0.950%	5/15/18	12,900	12,751
Boeing Co.	1.650%	10/30/20	1,525	1,490
Caterpillar Financial Services Corp.	1.000%	3/3/17	4,960	4,944
Caterpillar Financial Services Corp.	5.450%	4/15/18	2,470	2,671
Danaher Corp.	2.300%	6/23/16	1,815	1,827
Danaher Corp.	5.625%	1/15/18	2,700	2,913
Danaher Corp.	1.650%	9/15/18	3,125	3,122
Danaher Corp.	5.400%	3/1/19	9,105	10,011
General Dynamics Corp.	1.000%	11/15/17	17,115	17,063
General Electric Capital Corp.	2.950%	5/9/16	12,391	12,478
General Electric Capital Corp.	5.625%	9/15/17	10,423	11,145
General Electric Co.	5.250%	12/6/17	46,376	49,554
Honeywell International Inc.	5.300%	3/15/17	5,775	6,054
Honeywell International Inc.	5.300%	3/1/18	22,602	24,394
Honeywell International Inc.	5.000%	2/15/19	7,285	7,980
John Deere Capital Corp.	1.050%	10/11/16	12,775	12,784
John Deere Capital Corp.	1.050%	12/15/16	1,530	1,530
John Deere Capital Corp.	2.000%	1/13/17	8,461	8,566
John Deere Capital Corp.	1.200%	10/10/17	1,380	1,374
John Deere Capital Corp.	1.550%	12/15/17	13,745	13,754
John Deere Capital Corp.	5.350%	4/3/18	3,660	3,952
John Deere Capital Corp.	1.750%	8/10/18	4,570	4,569
John Deere Capital Corp.	5.750%	9/10/18	12,315	13,552
John Deere Capital Corp.	1.950%	12/13/18	2,695	2,701
John Deere Capital Corp.	1.950%	3/4/19	2,300	2,290
John Deere Capital Corp.	2.375%	7/14/20	6,140	6,123
Precision Castparts Corp.	1.250%	1/15/18	2,880	2,860
Raytheon Co.	6.750%	3/15/18	2,765	3,063
Raytheon Co.	6.400%	12/15/18	7,215	8,131
United Technologies Corp.	5.375%	12/15/17	2,882	3,098

Communication (1.2%)
America Movil SAB de CV	2.375%	9/8/16	23,638	23,789
America Movil SAB de CV	5.625%	11/15/17	13,700	14,556
America Movil SAB de CV	5.000%	3/30/20	1,265	1,373
Comcast Corp.	4.950%	6/15/16	7,300	7,432
Comcast Corp.	6.500%	1/15/17	5,635	5,932
Comcast Corp.	6.300%	11/15/17	29,925	32,539
Comcast Corp.	5.875%	2/15/18	11,900	12,942
Comcast Corp.	5.700%	5/15/18	21,455	23,466

Consumer Cyclical (1.9%)
Alibaba Group Holding Ltd.	1.625%	11/28/17	10,000	9,895
American Honda Finance Corp.	0.950%	5/5/17	2,975	2,957
American Honda Finance Corp.	1.550%	12/11/17	4,238	4,239

American Honda Finance Corp.	1.500%	3/13/18	4,560	4,530
American Honda Finance Corp.	1.600%	7/13/18	2,910	2,893
American Honda Finance Corp.	2.125%	10/10/18	11,670	11,751
Costco Wholesale Corp.	5.500%	3/15/17	6,395	6,729
9 Daimler Finance North America LLC	2.950%	1/11/17	2,460	2,490
9 Daimler Finance North America LLC	1.125%	3/10/17	6,145	6,090
9 Daimler Finance North America LLC	1.875%	1/11/18	9,105	9,067
9 Daimler Finance North America LLC	1.650%	3/2/18	6,630	6,545
9 Harley-Davidson Financial Services Inc.	2.700%	3/15/17	11,968	12,143
9 Harley-Davidson Funding Corp.	6.800%	6/15/18	415	460
Lowe's Cos. Inc.	1.625%	4/15/17	9,180	9,235
PACCAR Financial Corp.	1.600%	3/15/17	1,900	1,904
PACCAR Financial Corp.	1.100%	6/6/17	4,590	4,567
PACCAR Financial Corp.	1.400%	11/17/17	4,565	4,551
PACCAR Financial Corp.	1.750%	8/14/18	910	908
Target Corp.	2.300%	6/26/19	5,965	6,049
TJX Cos. Inc.	6.950%	4/15/19	4,130	4,754
Toyota Motor Credit Corp.	2.050%	1/12/17	2,730	2,754
Toyota Motor Credit Corp.	1.375%	1/10/18	9,375	9,351
Toyota Motor Credit Corp.	1.450%	1/12/18	10,965	10,953
Toyota Motor Credit Corp.	1.550%	7/13/18	3,900	3,889
Visa Inc.	1.200%	12/14/17	27,405	27,377
Wal-Mart Stores Inc.	5.800%	2/15/18	15,825	17,287
Wal-Mart Stores Inc.	1.125%	4/11/18	12,380	12,324

Consumer Noncyclical (2.3%)
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	240	238
Coca-Cola Co.	3.150%	11/15/20	3,700	3,868
Eli Lilly & Co.	1.250%	3/1/18	9,125	9,106
Gilead Sciences Inc.	3.050%	12/1/16	15,090	15,346
Gilead Sciences Inc.	1.850%	9/4/18	4,115	4,131
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	27,208	29,651
GlaxoSmithKline Capital plc	1.500%	5/8/17	12,050	12,092
Hershey Co.	1.600%	8/21/18	4,340	4,358
Hershey Co.	4.125%	12/1/20	10,000	10,799
Medtronic Inc.	1.500%	3/15/18	9,000	8,998
Medtronic Inc.	1.375%	4/1/18	11,700	11,640
Merck & Co. Inc.	1.300%	5/18/18	11,040	11,027
Merck Sharp & Dohme Corp.	5.000%	6/30/19	4,205	4,637
PepsiCo Inc.	1.125%	7/17/17	26,730	26,714
PepsiCo Inc.	1.000%	10/13/17	9,000	8,955
PepsiCo Inc.	1.250%	4/30/18	13,500	13,454
PepsiCo Inc.	5.000%	6/1/18	7,250	7,836
Pfizer Inc.	0.900%	1/15/17	3,004	2,997
Pfizer Inc.	1.100%	5/15/17	9,180	9,179
Philip Morris International Inc.	1.250%	8/11/17	12,770	12,785
Philip Morris International Inc.	1.250%	11/9/17	6,375	6,365
Sanofi	1.250%	4/10/18	5,680	5,653
Stryker Corp.	2.000%	9/30/16	3,210	3,234
9 Takeda Pharmaceutical Co. Ltd.	1.625%	3/17/17	6,430	6,424

Energy (2.0%)
BP Capital Markets plc	2.248%	11/1/16	10,100	10,187
BP Capital Markets plc	1.846%	5/5/17	5,756	5,784
BP Capital Markets plc	1.375%	11/6/17	6,500	6,451
BP Capital Markets plc	1.674%	2/13/18	10,450	10,441
BP Capital Markets plc	1.375%	5/10/18	9,000	8,869
BP Capital Markets plc	2.241%	9/26/18	13,800	13,799

BP Capital Markets plc	4.500%	10/1/20	2,750	2,942
Chevron Corp.	1.344%	11/9/17	27,400	27,310
Chevron Corp.	1.365%	3/2/18	5,330	5,286
Chevron Corp.	1.718%	6/24/18	5,250	5,222
Chevron Corp.	2.193%	11/15/19	4,500	4,492
Chevron Corp.	2.427%	6/24/20	4,000	3,996
Dominion Gas Holdings LLC	2.500%	12/15/19	1,830	1,828
Exxon Mobil Corp.	1.305%	3/6/18	9,125	9,104
Occidental Petroleum Corp.	1.750%	2/15/17	12,860	12,882
9 Schlumberger Investment SA	1.950%	9/14/16	2,585	2,599
9 Schlumberger Norge AS	1.950%	9/14/16	1,840	1,863
9 Schlumberger SA	2.650%	1/15/16	1,580	1,580
Shell International Finance BV	1.625%	11/10/18	13,750	13,608
Shell International Finance BV	2.000%	11/15/18	9,200	9,182
Total Capital International SA	1.000%	1/10/17	6,500	6,489
Total Capital International SA	1.500%	2/17/17	3,670	3,671
Total Capital International SA	1.550%	6/28/17	12,470	12,467
Total Capital International SA	2.125%	1/10/19	4,150	4,147
Total Capital SA	2.125%	8/10/18	17,254	17,297
Total Capital SA	4.450%	6/24/20	5,000	5,361

Technology (1.3%)
Apple Inc.	0.900%	5/12/17	21,505	21,466
Apple Inc.	1.000%	5/3/18	11,918	11,828
Baidu Inc.	3.250%	8/6/18	10,100	10,237
Cisco Systems Inc.	1.650%	6/15/18	3,620	3,635
EMC Corp.	1.875%	6/1/18	6,900	6,438
Intel Corp.	1.350%	12/15/17	27,490	27,524
Microsoft Corp.	1.300%	11/3/18	9,145	9,120
Oracle Corp.	1.200%	10/15/17	20,015	20,017
Oracle Corp.	5.750%	4/15/18	10,553	11,520
Oracle Corp.	2.375%	1/15/19	4,100	4,156
QUALCOMM Inc.	1.400%	5/18/18	3,305	3,275

Transportation (0.4%)
Canadian National Railway Co.	5.850%	11/15/17	6,045	6,501
7 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	5/1/21	4,407	4,908
United Parcel Service Inc.	5.500%	1/15/18	4,565	4,949
United Parcel Service Inc.	5.125%	4/1/19	23,480	25,908
				1,246,285
Utilities (2.2%)
Electric (2.2%)
Ameren Illinois Co.	6.125%	11/15/17	180	195
Arizona Public Service Co.	8.750%	3/1/19	760	903
Arizona Public Service Co.	2.200%	1/15/20	1,000	991
Commonwealth Edison Co.	5.950%	8/15/16	1,055	1,086
Commonwealth Edison Co.	6.150%	9/15/17	8,360	8,981
Commonwealth Edison Co.	5.800%	3/15/18	5,390	5,844
Connecticut Light & Power Co.	5.500%	2/1/19	2,230	2,449
Consumers Energy Co.	5.500%	8/15/16	1,528	1,568
Consumers Energy Co.	5.150%	2/15/17	2,750	2,858
Consumers Energy Co.	5.650%	9/15/18	1,840	2,010
Consumers Energy Co.	6.125%	3/15/19	9,345	10,476
Consumers Energy Co.	6.700%	9/15/19	9,825	11,313
DTE Electric Co.	3.450%	10/1/20	1,380	1,443
Duke Energy Carolinas LLC	5.250%	1/15/18	215	230

	Duke Energy Carolinas LLC	5.100%	4/15/18	7,715	8,281
	Duke Energy Carolinas LLC	7.000%	11/15/18	14,888	16,974
	Duke Energy Florida LLC	5.650%	6/15/18	7,590	8,286
	Duke Energy Progress LLC	5.300%	1/15/19	28,653	31,478
	Georgia Power Co.	5.700%	6/1/17	10,325	10,899
	Georgia Power Co.	1.950%	12/1/18	6,205	6,187
	MidAmerican Energy Co.	2.400%	3/15/19	2,785	2,802
	National Rural Utilities Cooperative Finance
	Corp.	1.100%	1/27/17	3,670	3,669
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	4/10/17	4,560	4,777
	National Rural Utilities Cooperative Finance
	Corp.	0.950%	4/24/17	13,480	13,419
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	2/1/18	1,150	1,231
	National Rural Utilities Cooperative Finance
	Corp.	10.375%	11/1/18	10,152	12,400
	National Rural Utilities Cooperative Finance
	Corp.	2.150%	2/1/19	1,540	1,542
	National Rural Utilities Cooperative Finance
	Corp.	2.300%	11/15/19	10,270	10,210
	Pacific Gas & Electric Co.	5.625%	11/30/17	365	390
	Pacific Gas & Electric Co.	8.250%	10/15/18	1,370	1,592
	Pacific Gas & Electric Co.	3.500%	10/1/20	7,305	7,597
	PacifiCorp	3.850%	6/15/21	1,150	1,209
	Public Service Electric & Gas Co.	5.300%	5/1/18	1,840	1,990
	Public Service Electric & Gas Co.	2.300%	9/15/18	7,200	7,279
	Public Service Electric & Gas Co.	2.000%	8/15/19	7,300	7,250
	Public Service Electric & Gas Co.	3.500%	8/15/20	1,182	1,234
	South Carolina Electric & Gas Co.	6.500%	11/1/18	1,240	1,395
	Southern California Edison Co.	1.125%	5/1/17	5,510	5,473
	Union Electric Co.	6.400%	6/15/17	3,538	3,780
	Virginia Electric & Power Co.	5.400%	4/30/18	1,825	1,974
	Wisconsin Electric Power Co.	1.700%	6/15/18	4,660	4,636
					228,301
Total Corporate Bonds (Cost $3,230,801)					3,221,601
Sovereign Bonds (U.S. Dollar-Denominated) (9.3%)
	Asian Development Bank	0.750%	1/11/17	25,000	24,955
9	Banco del Estado de Chile	2.000%	11/9/17	7,095	7,025
9	Bank Nederlandse Gemeenten	2.500%	1/11/16	4,600	4,601
9	Bank Nederlandse Gemeenten	1.125%	9/12/16	7,350	7,356
9	Bank Nederlandse Gemeenten	0.875%	2/21/17	14,700	14,660
9	Caisse d'Amortissement de la Dette Sociale	2.375%	3/31/16	4,600	4,615
9	Caisse d'Amortissement de la Dette Sociale	1.125%	1/30/17	4,350	4,350
9	Caisse d'Amortissement de la Dette Sociale	1.375%	1/29/18	1,825	1,823
	CNOOC Finance 2013 Ltd.	1.125%	5/9/16	1,800	1,799
	CNOOC Finance 2013 Ltd.	1.750%	5/9/18	16,820	16,594
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,050	1,026
	CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	16,425	16,342
9	CNPC General Capital Ltd.	1.450%	4/16/16	1,000	1,000
	Corp. Andina de Fomento	3.750%	1/15/16	50,011	49,909
	Corp. Andina de Fomento	1.500%	8/8/17	5,500	5,472
9	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	9,975	9,642
9	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	2,375	2,133
9	Corp. Nacional del Cobre de Chile	4.500%	8/13/23	6,875	6,672
9,10 Development Bank of Japan Inc.		1.625%	10/5/16	2,750	2,762
10	Development Bank of Japan Inc.	5.125%	2/1/17	2,750	2,865

9,11 Dexia Credit Local SA		1.250%	10/18/16	5,500	5,505
9	Electricite de France SA	1.150%	1/20/17	13,775	13,729
9	Electricite de France SA	6.500%	1/26/19	1,825	2,041
	European Investment Bank	2.125%	7/15/16	2,750	2,769
	European Investment Bank	1.750%	3/15/17	8,275	8,346
	European Investment Bank	1.625%	6/15/17	2,300	2,317
	European Investment Bank	1.000%	3/15/18	13,775	13,672
	European Investment Bank	1.875%	3/15/19	18,375	18,531
	European Investment Bank	2.500%	4/15/21	11,025	11,259
9	Export-Import Bank of China/The via Avi
	Funding Co. Ltd.	2.850%	9/16/20	6,700	6,629
	Export-Import Bank of Korea	4.000%	1/11/17	50,806	52,043
	Export-Import Bank of Korea	5.125%	6/29/20	1,375	1,523
	Export-Import Bank of Korea	4.000%	1/29/21	4,775	5,099
	FMS Wertmanagement AoeR	1.125%	9/5/17	4,580	4,566
	FMS Wertmanagement AoeR	1.625%	11/20/18	9,175	9,204
	Hydro-Quebec	2.000%	6/30/16	17,900	18,006
	Hydro-Quebec	1.375%	6/19/17	15,327	15,305
	Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	4,500	4,517
	Inter-American Development Bank	0.875%	11/15/16	9,175	9,163
	Inter-American Development Bank	1.125%	3/15/17	4,600	4,606
	Inter-American Development Bank	2.375%	8/15/17	6,425	6,553
	Inter-American Development Bank	2.125%	11/9/20	1,800	1,813
	International Bank for Reconstruction &
	Development	1.000%	9/15/16	13,775	13,788
	International Bank for Reconstruction &
	Development	0.625%	10/14/16	20,000	19,962
	International Finance Corp.	1.125%	11/23/16	4,400	4,407
	International Finance Corp.	1.750%	9/4/18	15,600	15,740
9	IPIC GMTN Ltd.	3.750%	3/1/17	1,700	1,733
10	Japan Bank for International Cooperation	1.750%	7/31/18	4,600	4,587
10	Japan Bank for International Cooperation	1.750%	11/13/18	7,575	7,535
9	Japan Finance Organization for Municipalities	2.125%	3/6/19	13,775	13,848
12	KFW	2.000%	6/1/16	16,075	16,153
12	KFW	1.250%	10/5/16	4,600	4,614
12	KFW	1.250%	2/15/17	9,175	9,200
12	KFW	1.000%	6/11/18	11,475	11,371
12	KFW	1.875%	4/1/19	4,600	4,640
12	KFW	4.000%	1/27/20	4,125	4,475
12	KFW	2.625%	1/25/22	4,600	4,718
12	KFW	2.125%	1/17/23	1,825	1,803
9	Kingdom of Sweden	1.000%	11/15/16	6,425	6,435
9	Kommunalbanken AS	2.375%	1/19/16	3,675	3,677
9	Kommunalbanken AS	1.000%	3/15/18	2,750	2,724
9	Kommunalbanken AS	1.125%	5/23/18	7,350	7,293
9	Kommunalbanken AS	2.125%	3/15/19	12,850	13,002
9	Kommunalbanken AS	1.750%	5/28/19	13,775	13,778
9	Kommuninvest I Sverige AB	0.875%	12/13/16	6,425	6,417
9	Kommuninvest I Sverige AB	1.000%	10/24/17	2,750	2,733
	Korea Development Bank	3.250%	3/9/16	1,375	1,380
	Korea Development Bank	4.000%	9/9/16	9,210	9,383
	Korea Development Bank	3.875%	5/4/17	9,200	9,453
	Korea Development Bank	2.250%	8/7/17	7,115	7,162
	Korea Development Bank	3.500%	8/22/17	6,775	6,965
	Korea Development Bank	4.625%	11/16/21	1,800	1,980
9	Korea East-West Power Co. Ltd.	2.500%	7/16/17	2,050	2,064
9	Korea Expressway Corp.	1.625%	4/28/17	32,150	31,914
9	Korea Expressway Corp.	1.875%	10/22/17	1,800	1,795

9	Korea Gas Corp.	2.875%	7/29/18	7,350	7,461
9	Korea Land & Housing Corp.	1.875%	8/2/17	4,600	4,599
	Korea National Oil Corp.	3.125%	4/3/17	4,600	4,669
9	Korea National Oil Corp.	2.750%	1/23/19	18,375	18,568
9	Korea Resources Corp.	2.125%	5/2/18	2,750	2,736
12	Landwirtschaftliche Rentenbank	2.125%	7/15/16	4,600	4,631
9	Municipality Finance plc	1.125%	4/17/18	2,300	2,287
9	Nederlandse Waterschapsbank NV	1.875%	3/13/19	7,350	7,398
	North American Development Bank	2.300%	10/10/18	2,400	2,413
13	Oesterreichische Kontrollbank AG	2.000%	6/3/16	4,600	4,622
9	Province of Alberta	1.000%	6/21/17	2,750	2,739
9	Province of Alberta	1.750%	8/26/20	8,600	8,478
	Province of British Columbia	2.100%	5/18/16	2,575	2,589
	Province of Manitoba	2.100%	9/6/22	1,275	1,232
	Province of Ontario	2.300%	5/10/16	15,655	15,748
	Province of Ontario	1.600%	9/21/16	13,193	13,248
	Province of Ontario	1.100%	10/25/17	21,125	20,984
	Province of Ontario	4.000%	10/7/19	2,375	2,540
	Province of Ontario	4.400%	4/14/20	1,375	1,502
	Quebec	2.750%	8/25/21	5,825	5,897
7,9	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.832%	9/30/16	1,630	1,667
	Republic of Korea	5.125%	12/7/16	19,800	20,474
	Republic of Poland	6.375%	7/15/19	17,261	19,721
	Republic of Poland	5.000%	3/23/22	11,360	12,598
	Republic of Poland	4.000%	1/22/24	8,675	9,122
9	Sinopec Capital 2013 Ltd.	1.250%	4/24/16	4,600	4,600
9	Sinopec Group Overseas Development 2012
	Ltd.	2.750%	5/17/17	2,000	2,020
9	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	9,175	9,253
	State of Israel	3.150%	6/30/23	1,800	1,826
9	State of Qatar	3.125%	1/20/17	2,300	2,340
	Statoil ASA	1.250%	11/9/17	25,000	24,864
	Statoil ASA	1.200%	1/17/18	1,550	1,534
	Statoil ASA	1.950%	11/8/18	13,775	13,770
	Statoil ASA	3.150%	1/23/22	2,700	2,676
	Statoil ASA	2.650%	1/15/24	1,825	1,728
	Svensk Exportkredit AB	1.125%	4/5/18	5,475	5,429
9	Temasek Financial I Ltd.	4.300%	10/25/19	2,250	2,424
9	Temasek Financial I Ltd.	2.375%	1/23/23	4,600	4,513
Total Sovereign Bonds (Cost $942,920)					944,426
Taxable Municipal Bonds (0.3%)
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	1.298%	7/1/16	2,300	2,306
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.107%	7/1/18	1,825	1,836
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-EGSL	3.220%	2/1/21	5,274	5,394
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-ELL	3.450%	2/1/22	10,837	11,171
	Princeton University New Jersey GO	4.950%	3/1/19	5,975	6,540
Total Taxable Municipal Bonds (Cost $26,980)					27,247

		Shares
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
14 Vanguard Market Liquidity Fund (Cost
$34,334)	0.363%	34,334,000	34,334
Total Investments (99.4%) (Cost $10,181,166)			10,154,494
Other Assets and Liabilities-Net (0.6%)			62,746
Net Assets (100%)			10,217,240

1 Securities with a value of $2,193,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $7,241,000 have been segregated as initial margin for open cleared swap contracts.
3 Securities with a value of $601,000 have been segregated as collateral for open over-the-counter swap contracts.
4 U.S. government-guaranteed.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
8 Adjustable-rate security.
9 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the aggregate value of these securities was $910,724,000, representing 8.9% of net assets.
10 Guaranteed by the Government of Japan.
11 Guaranteed by multiple countries.
12 Guaranteed by the Federal Republic of Germany.
13 Guaranteed by the Republic of Austria.
14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,194,804	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,732,082	—
Corporate Bonds	—	3,221,601
Sovereign Bonds	—	944,426	—
Taxable Municipal Bonds	—	27,247	—
Temporary Cash Investments	34,334	—	—
Futures Contracts—Assets[1]	465	—	—
Futures Contracts—Liabilities[1]	(589)	—	—
Swap Contracts—Assets	163[1]	175	—
Swap Contracts—Liabilities	(653)[1]	(122)	—
Total	33,720	10,120,213
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At December 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	March 2016	6,114	1,328,171	(1,616)
5-Year U.S. Treasury Note	March 2016	(2,413)	(285,507)	496
30-Year U.S. Treasury Bond	March 2016	(196)	(30,135)	(93)
10-Year U.S. Treasury Note	March 2016	(213)	(26,818)	(11)
Ultra Long U.S. Treasury Bond	March 2016	59	9,363	79

(1,145)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At period ended December 31, 2015, the fund had the following open swap contracts:

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating

Federation of Malaysia/A3	12/20/20	BNPSW	8,500	322	1.000	(7)

Federation of Malaysia/A3	12/20/20	JPMC	5,000	222	1.000	29

Federation of Malaysia/A3	12/20/20	JPMC	8,000	311	1.000	1

Federation of Malaysia/A3	12/20/20	BOANA	8,000	397	1.000	88

People’s Republic of China/Aa3	12/20/20	JPMC	6,200	88	1.000	57

Republic of Chile/Aa3	12/20/20	BNPSW	15,000	183	1.000	(29)

Republic of Chile/Aa3	12/20/20	JPMC	7,600	70	1.000	(37)

Republic of Chile/Aa3	12/20/20	JPMC	7,500	70	1.000	(37)
			65,800			65

Credit Protection Purchased
El Du Pont De Nemours & Co.	9/20/18	BNPSW	875	12	(1,000)	(6)
El Du Pont De Nemours & Co.	9/20/18	GSCM	875	12	(1,000)	(6)
			1,750			(12)
						53

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.

Centrally Cleared Interest Rate Swaps
			Fixed Interest			Unrealized
		Notional	Rate Received	Floating Interest		Appreciation
Termination		Amount	(Paid)	Rate Received		(Depreciation)
Date	Clearinghouse	($000)	(%)	(Paid) (%)		($000)
3/15/17	CME	94,000	0.883	(0.331)	1	148
3/16/17	CME	196,425	(1.000)	0	2	146
8/15/17	LCH	150,000	0.981	(0.331)	1	214
3/15/18	CME	172,000	0.899	(0.331)	1	(592)
3/16/18	CME	443,290	1.500	0	2	(843)
9/7/18	CME	27,593	(0.907)	0.269	1	(418)
9/15/18	CME	3,093	1.544	(0.331)	1	23
12/15/18	CME	18,881	(1.470)	0.331	1	(128)
8/15/19	LCH	70,000	(1.524)	0.331	1	(430)
3/16/20	CME	100,455	(2.000)	0	2	322
8/15/20	LCH	200,000	(1.486)	0.331	1	183
3/16/21	CME	93,515	(2.000)	0	2	365
3/16/23	CME	3,018	2.250	0	2	(16)
						(1,026)

CME—Chicago Mercantile Exchange.
LCH—London Clearing House.
1 Based on 1-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
2 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

E. At December 31, 2015, the cost of investment securities for tax purposes was $10,181,166,000. Net unrealized depreciation of investment securities for tax purposes was $26,672,000, consisting of unrealized gains of $11,719,000 on securities that had risen in value since their purchase and $38,391,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Inflation-Protected Securities Index Fund

Schedule of Investments
As of December 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.6%)
U.S. Government Securities (99.6%)
United States Treasury Inflation Indexed Bonds	2.000%	1/15/16	534,524	640,026
United States Treasury Inflation Indexed Bonds	0.125%	4/15/16	1,219,011	1,308,164
United States Treasury Inflation Indexed Bonds	2.500%	7/15/16	539,118	644,741
United States Treasury Inflation Indexed Bonds	2.375%	1/15/17	467,096	564,392
United States Treasury Inflation Indexed Bonds	0.125%	4/15/17	1,402,595	1,465,042
United States Treasury Inflation Indexed Bonds	2.625%	7/15/17	411,366	493,013
United States Treasury Inflation Indexed Bonds	1.625%	1/15/18	439,713	514,877
United States Treasury Inflation Indexed Bonds	0.125%	4/15/18	1,593,140	1,636,346
United States Treasury Inflation Indexed Bonds	1.375%	7/15/18	446,678	509,981
United States Treasury Inflation Indexed Bonds	2.125%	1/15/19	414,033	485,242
United States Treasury Inflation Indexed Bonds	0.125%	4/15/19	1,600,661	1,614,809
United States Treasury Inflation Indexed Bonds	1.875%	7/15/19	453,532	535,582
United States Treasury Inflation Indexed Bonds	1.375%	1/15/20	573,483	656,076
United States Treasury Inflation Indexed Bonds	0.125%	4/15/20	1,580,583	1,585,703
United States Treasury Inflation Indexed Bonds	1.250%	7/15/20	889,677	1,009,366
United States Treasury Inflation Indexed Bonds	1.125%	1/15/21	10,000	11,217
Total U.S. Government and Agency Obligations (Cost $13,851,756)				13,674,577
			Shares
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
1 Vanguard Market Liquidity Fund (Cost $57,035)	0.363%		57,035,000	57,035
Total Investments (100.0%) (Cost $13,908,791)				13,731,612
Other Assets and Liabilities-Net (0.0%)				(3,943)
Net Assets (100%)				13,727,669
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Short-Term Inflation-Protected Securities Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	13,674,577	—
Temporary Cash Investments	57,035	—	—
Total	57,035	13,674,577	—

C. At December 31, 2015, the cost of investment securities for tax purposes was $13,917,881,000. Net unrealized depreciation of investment securities for tax purposes was $186,269,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MALVERN FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: February 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: February 18, 2016

VANGUARD MALVERN FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 18, 2016

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.